UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23308

PPM FUNDS

(Exact Name of registrant as specified in charter)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Daniel W. Koors

PPM Funds

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of reporting period: July 1, 2019 – September 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
PPM Core Plus Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 47.0%
Mortgage-Backed Securities 26.0%
Federal Home Loan Mortgage Corporation
3.00%, 07/01/32 - 11/01/46	169,434	173,640
3.50%, 01/01/46 - 11/01/48	1,720,932	1,782,284
4.00%, 10/01/45 - 04/01/49	338,224	352,524
4.50%, 11/01/48	65,303	68,905
REMIC, 2.49%, (1M USD LIBOR + 0.32%), 02/25/20 (a)	225,000	225,019
Federal National Mortgage Association, Inc.
3.00%, 09/01/32 - 11/01/48	2,606,889	2,670,004
2.50%, 09/01/34	369,845	373,116
4.50%, 05/01/47 - 05/01/48	1,072,805	1,138,982
4.00%, 07/01/47 - 08/01/48	993,183	1,038,468
TBA, 3.00%, 10/15/47 (b) (c)	453,000	459,832
3.50%, 12/01/33 - 01/01/48	679,669	705,185
3.50%, 07/01/49 (b)	968,514	993,985
Government National Mortgage Association
3.50%, 05/20/47	1,260,826	1,310,839
4.00%, 04/20/47 - 07/20/47	979,247	1,026,590
TBA, 3.00%, 11/15/47 (b)	624,000	639,917
TBA, 3.50%, 11/15/47 (b)	366,000	378,991
TBA, 4.00%, 11/15/47 (b)	1,081,000	1,123,770
4.50%, 12/20/48 - 01/20/49	181,656	190,180
		14,652,231
U.S. Treasury Note 16.9%
Treasury, United States Department of
2.00%, 02/15/22	420,000	423,872
2.50%, 02/15/22 - 05/15/24	761,000	789,641
1.88%, 04/30/22 - 06/30/26	988,000	997,689
1.63%, 08/31/22 - 05/31/23	2,075,000	2,078,686
2.75%, 02/15/24	900,000	944,719
2.13%, 05/15/25	396,000	407,261
2.88%, 07/31/25	671,000	718,389
1.50%, 08/15/26	878,000	871,003
2.25%, 11/15/25 - 08/15/27	1,942,000	2,018,790
3.13%, 11/15/28	285,000	320,046
		9,570,096
U.S. Treasury Bond 4.1%
Treasury, United States Department of
3.75%, 08/15/41	461,000	601,173
3.13%, 11/15/41	372,000	443,668
2.50%, 02/15/45 - 02/15/46	852,000	917,930
3.00%, 02/15/48	277,000	329,111
		2,291,882
Total Government And Agency Obligations (cost $25,460,237)		26,514,209
CORPORATE BONDS AND NOTES 38.9%
Financials 13.6%
AIA Group Limited
3.60%, 04/09/29 (d)	200,000	214,133
Athene Global Funding
2.75%, 06/25/24 (d)	180,000	180,947
Bank of America Corporation
6.25%, (callable at 100 beginning 09/05/24) (e)	75,000	81,600
4.00%, 01/22/25	86,000	91,290
4.25%, 10/22/26	240,000	259,561
3.56%, 04/23/27	130,000	137,185
3.25%, 10/21/27	27,000	28,035
3.59%, 07/21/28	168,000	177,354
BlackRock, Inc.
3.25%, 04/30/29	137,000	146,681
Capital One Financial Corporation
3.75%, 03/09/27	75,000	78,900
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (e)	283,000	286,005
4.45%, 09/29/27	252,000	275,042
3.89%, 01/10/28 (a)	68,000	72,839
4.13%, 07/25/28	8,000	8,596
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (d) (e)	200,000	222,000
6.50%, 08/08/23 (d)	275,000	306,591
4.21%, 06/12/24 (d)	250,000	263,127
Diamond Finance International Limited
8.35%, 07/15/46 (d)	113,000	148,979
Glencore Funding LLC
3.00%, 10/27/22 (d)	62,000	62,687
4.88%, 03/12/29 (d)	130,000	140,352
GLP Financing, LLC
5.30%, 01/15/29	111,000	122,363
HSBC Holdings PLC
6.88%, (callable at 100 beginning 06/01/21) (e) (f) (g)	200,000	209,819
4.38%, 11/23/26	200,000	214,188
Icahn Enterprises L.P.
6.25%, 05/15/26 (d)	155,000	162,767
James Hardie International Finance Designated Activity Company
5.00%, 01/15/28 (c) (d)	16,000	16,607
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 08/01/24) (e)	210,000	215,575
5.30%, (callable at 100 beginning 05/01/20) (e)	60,000	60,614
3.22%, 03/01/25	114,000	117,945
3.96%, 01/29/27	107,000	115,660
3.51%, 01/23/29	68,000	71,779
4.20%, 07/23/29	36,000	39,921
2.74%, 10/15/30	125,000	124,232
Lloyds Banking Group PLC
7.50%, (callable at 100 beginning 09/27/25) (e)	109,000	116,756
Markel Corporation
5.00%, 05/20/49	78,000	90,518
Metropolitan Life Global Funding I
3.60%, 01/11/24 (d)	235,000	248,394
Morgan Stanley
4.88%, 11/01/22	100,000	107,189
3.88%, 04/29/24	104,000	110,609
3.63%, 01/20/27	104,000	109,927
Nordic Aviation Capital DAC
5.58%, 03/14/24 (c) (h)	135,000	142,981
PNC Bank, National Association
2.48%, (3M USD LIBOR + 0.35%), 03/12/21 (a)	500,000	500,146
Rassman, Joel H.
3.80%, 11/01/29	156,000	153,488
Santander UK Group Holdings PLC
4.80%, 11/15/24 (c)	161,000	172,307
Tenet Healthcare Corporation
4.88%, 01/01/26 (d)	140,000	143,853
The Goldman Sachs Group, Inc.
2.91%, 07/24/23	63,000	63,848
4.25%, 10/21/25	90,000	96,382
3.50%, 11/16/26	12,000	12,479
3.69%, 06/05/28 (a)	30,000	31,491
4.22%, 05/01/29	33,000	35,984
6.75%, 10/01/37	80,000	107,863
The PNC Financial Services Group, Inc.
3.45%, 04/23/29	130,000	138,811
U.S. Bancorp
3.00%, 07/30/29	68,000	70,129
UBS AG
2.45%, 12/01/20 (d)	200,000	200,812
UnitedHealth Group Incorporated
3.70%, 08/15/49	75,000	79,523
Wells Fargo & Company
4.48%, 01/16/24	15,000	16,166
3.20%, 06/17/27	200,000	206,334
3.58%, 05/22/28 (a)	47,000	49,774
		7,659,138
Energy 4.8%
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	29,000	32,266
5.13%, 06/30/27	87,000	95,248
Cheniere Energy Partners, L.P.
4.50%, 10/01/29 (d)	53,000	54,325
Continental Resources, Inc.
4.38%, 01/15/28	81,000	83,728

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
Denbury Resources Inc.
9.00%, 05/15/21 (d)	25,000	23,529
Diamondback Energy, Inc.
4.75%, 11/01/24	187,000	191,666
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (d)	14,000	14,608
5.75%, 01/30/28 (d)	14,000	14,889
Energy Transfer LP
4.25%, 03/15/23	173,000	180,867
5.25%, 04/15/29	94,000	105,917
5.80%, 06/15/38	80,000	91,657
6.13%, 12/15/45	20,000	23,505
Energy Transfer Operating, L.P.
6.25%, 04/15/49	40,000	48,593
Enlink Midstream, LLC
5.38%, 06/01/29	84,000	80,566
Enterprise Products Operating LLC
3.35%, 03/15/23	44,000	45,506
3.13%, 07/31/29 (f)	176,000	180,773
4.80%, 02/01/49 (f)	84,000	97,519
EQM Midstream Partners, LP
4.13%, 12/01/26	113,000	104,903
Everest Acquisition, LLC
7.75%, 05/15/26 (d)	35,000	26,245
Exxon Mobil Corporation
2.28%, 08/16/26	195,000	196,209
Marathon Petroleum Corporation
3.80%, 04/01/28	30,000	31,219
MPLX LP
4.00%, 03/15/28	137,000	142,808
5.20%, 12/01/47 (d)	45,000	49,145
Occidental Petroleum Corporation
3.50%, 08/15/29	158,000	160,153
4.30%, 08/15/39	20,000	20,534
4.40%, 08/15/49	22,000	22,739
Petroleos Mexicanos
6.50%, 01/23/29	85,000	86,370
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	278,000	294,615
Transocean Pontus Limited
6.13%, 08/01/25 (d)	17,800	18,066
Transocean Poseidon Limited
6.88%, 02/01/27 (d)	49,000	51,406
Transocean Proteus Limited
6.25%, 12/01/24 (d)	131,250	134,219
		2,703,793
Utilities 3.5%
Ameren Illinois Company
4.50%, 03/15/49	104,000	127,845
AVANGRID, Inc.
3.15%, 12/01/24	160,000	165,019
Basin Electric Power Cooperative
4.75%, 04/26/47 (d)	107,000	126,417
Commonwealth Edison Company
3.75%, 08/15/47	89,000	97,676
DPL Inc.
4.35%, 04/15/29 (d)	132,000	129,826
Electricite de France
4.50%, 09/21/28 (d)	100,000	111,667
Exelon Corporation
5.10%, 06/15/45	85,000	105,051
FirstEnergy Corp.
3.90%, 07/15/27	93,000	99,103
Nevada Power Company
3.70%, 05/01/29	159,000	174,240
Oncor Electric Delivery Company LLC
2.95%, 04/01/25	180,000	186,334
Rochester Gas and Electric Corporation
3.10%, 06/01/27 (d)	36,000	37,444
Southern California Edison Company
4.13%, 03/01/48	46,000	49,977
The AES Corporation
4.00%, 03/15/21	215,000	219,019
The Southern Company
2.95%, 07/01/23	196,000	199,929
Vistra Operations Company LLC
3.55%, 07/15/24 (d)	174,000	176,370
		2,005,917
Health Care 3.0%
Bausch Health Companies Inc.
6.50%, 03/15/22 (d)	15,000	15,508
5.88%, 05/15/23 (d)	3,000	3,042
5.50%, 03/01/23 - 11/01/25 (d)	25,000	26,061
8.50%, 01/31/27 (d)	21,000	23,580
5.75%, 08/15/27 (d)	60,000	64,791
7.00%, 03/15/24 - 01/15/28 (d)	47,000	49,585
Bristol-Myers Squibb Company
3.40%, 07/26/29 (d)	152,000	162,478
4.13%, 06/15/39 (d)	119,000	135,058
4.25%, 10/26/49 (d)	75,000	87,319
Centene Corporation
4.75%, 05/15/22	72,000	73,578
Centene Escrow I Corporation
5.38%, 06/01/26 (d)	63,000	66,002
CVS Health Corporation
3.25%, 08/15/29	93,000	93,527
4.78%, 03/25/38	117,000	129,185
5.05%, 03/25/48	114,000	129,755
Express Scripts Holding Company
3.40%, 03/01/27	114,000	117,652
HCA Inc.
4.13%, 06/15/29	133,000	139,721
5.13%, 06/15/39	55,000	60,098
Mylan Inc
5.20%, 04/15/48	23,000	24,383
Perrigo Finance Unlimited Company
4.38%, 03/15/26	31,000	32,044
4.90%, 12/15/44	11,000	10,280
Providence St. Joseph Health
2.53%, 10/01/29	67,000	66,890
UnitedHealth Group Incorporated
3.75%, 07/15/25	45,000	48,429
WellCare Health Plans, Inc.
5.25%, 04/01/25	100,000	104,434
5.38%, 08/15/26 (d)	46,000	49,145
		1,712,545
Consumer Staples 2.8%
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	162,000	193,012
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	49,000	56,978
BAT Capital Corp.
4.39%, 08/15/37	165,000	160,204
JBS Investments II GmbH
7.00%, 01/15/26 (d)	200,000	216,042
JBS USA Food Company
5.88%, 07/15/24 (d)	16,000	16,477
6.50%, 04/15/29 (d)	84,000	93,207
Kraft Heinz Foods Company
3.75%, 04/01/30 (d)	71,000	71,623
Mars, Incorporated
3.95%, 04/01/49 (d)	159,000	180,884
Post Holdings, Inc.
5.63%, 01/15/28 (d)	22,000	23,315
Reynolds American Inc.
5.70%, 08/15/35	46,000	51,334
7.00%, 08/04/41	45,000	54,822
Walmart Inc.
2.85%, 07/08/24	260,000	270,072
3.25%, 07/08/29	116,000	125,296
2.95%, 09/24/49	60,000	60,364
		1,573,630
Materials 2.7%
Anglo American Capital PLC
4.88%, 05/14/25 (d)	121,000	131,450
4.75%, 04/10/27 (d)	200,000	215,755

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
Berry Global Escrow Corporation
4.88%, 07/15/26 (d)	76,000	78,684
CF Industries, Inc.
4.50%, 12/01/26 (d)	349,000	380,028
Corning Incorporated
5.85%, 11/15/68	58,000	70,728
Freeport-McMoRan Inc.
4.55%, 11/14/24 (f)	114,000	116,952
5.00%, 09/01/27	61,000	60,761
5.40%, 11/14/34	35,000	33,567
LYB International Finance III, LLC
4.20%, 10/15/49	102,000	101,505
NOVA Chemicals Corporation
4.88%, 06/01/24 (d)	130,000	133,473
Olin Corporation
5.63%, 08/01/29	178,000	185,450
		1,508,353
Communication Services 2.7%
AT&T Inc.
3.31%, (3M USD LIBOR + 1.18%), 06/12/24 (a)	375,000	381,863
5.25%, 03/01/37	87,000	102,422
Charter Communications Operating, LLC
4.91%, 07/23/25	160,000	175,694
5.38%, 04/01/38	45,000	50,332
6.83%, 10/23/55	51,000	64,306
Comcast Corporation
4.60%, 10/15/38	146,000	174,969
3.40%, 07/15/46	60,000	61,033
4.95%, 10/15/58	60,000	76,629
Hughes Satellite Systems Corporation
5.25%, 08/01/26	71,000	76,059
Sirius XM Radio Inc.
5.50%, 07/01/29 (d)	47,000	50,167
Sprint Spectrum Co LLC
3.36%, 09/20/21 (d)	100,000	100,675
TEGNA Inc.
5.00%, 09/15/29 (d)	70,000	70,861
Vodafone Group Public Limited Company
5.00%, 05/30/38	32,000	36,497
4.25%, 09/17/50	81,000	82,710
		1,504,217
Industrials 2.4%
Ashtead Capital, Inc.
5.25%, 08/01/26 (d)	128,000	135,980
Avolon Holdings Funding Limited
5.13%, 10/01/23 (d)	110,000	116,843
5.25%, 05/15/24 (d)	158,000	169,456
Caterpillar Inc.
2.60%, 09/19/29	94,000	94,986
3.25%, 09/19/49	98,000	101,550
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (e)	419,000	397,526
General Motors Company
5.95%, 04/01/49	30,000	32,121
Hillenbrand, Inc.
4.50%, 09/15/26 (i)	105,000	105,547
Park Aerospace Holdings Limited
5.25%, 08/15/22 (d)	190,000	200,826
		1,354,835
Consumer Discretionary 1.3%
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	103,000	110,097
Ford Motor Credit Company LLC
4.54%, 08/01/26	200,000	199,746
GLP Financing, LLC
5.75%, 06/01/28	15,000	17,052
Nemak, S.A.B. de C.V.
4.75%, 01/23/25 (d)	60,000	60,959
The Home Depot, Inc.
2.95%, 06/15/29	200,000	209,791
Volkswagen Group of America, Inc.
4.63%, 11/13/25 (d)	150,000	165,311
		762,956
Real Estate 1.3%
Boston Properties Limited Partnership
2.75%, 10/01/26	36,000	36,337
4.50%, 12/01/28	80,000	90,811
2.90%, 03/15/30	65,000	64,612
Crown Castle International Corp.
2.25%, 09/01/21	50,000	49,969
Service Properties Trust
4.35%, 10/01/24	106,000	107,220
4.75%, 10/01/26 (f)	70,000	70,355
Simon Property Group, L.P.
2.45%, 09/13/29	342,000	334,942
		754,246
Information Technology 0.8%
Broadcom Corporation
3.88%, 01/15/27	57,000	57,210
Broadcom Inc.
4.25%, 04/15/26 (d)	130,000	134,287
Microsoft Corporation
3.95%, 08/08/56	97,000	114,757
Paypal Holdings, Inc.
2.40%, 10/01/24	124,000	124,599
		430,853
Total Corporate Bonds And Notes (cost $20,818,495)		21,970,483
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.0%
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	175,400	180,469
American Tower Trust
Series 2013-A-2, 3.07%, 03/15/23 (d)	265,000	269,356
AmeriCredit Automobile Receivables Trust
Series 2018-A3-1, 3.07%, 01/19/21	400,000	402,985
Series 2019-A3-3, 2.06%, 05/18/22	550,000	550,347
Ascentium Equipment Receivables Trust
Series 2017-A2-2A, 2.00%, 05/11/20 (d)	4,404	4,403
Series 2018-A2-1A, 2.92%, 12/10/20 (d)	27,700	27,743
Series 2017-A3-2A, 2.31%, 12/10/21 (d)	64,000	64,089
BAMLL Commercial Mortgage Securities Trust
Series 2015-B-200P, REMIC, 3.49%, 04/16/25 (d)	375,000	393,871
BCC Funding XIV, LLC
Series 2018-A2-1A, 2.96%, 06/20/23 (d)	56,275	56,563
Capital One Prime Auto Receivables Trust
Series 2019-A2-2, 2.06%, 06/15/21	600,000	600,214
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (d)	56,107	56,248
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (d)	40,075	40,091
CSMC Trust
Series 2017-A3-HL2, 3.50%, 09/25/24 (a) (d)	91,725	93,201
Dell Equipment Finance Trust
Series 2018-A2A-1, 2.97%, 10/22/20 (d)	48,988	49,080
Series 2017-A3-2, 2.19%, 10/24/22 (d)	66,464	66,463
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22 (d)	46,899	47,162
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21 (d)	107,263	107,846
Series 2018-A-3A, 3.35%, 08/15/22 (d)	38,165	38,340
GM Financial Automobile Leasing Trust
Series 2018-A3-1, 2.61%, 01/20/21	177,426	177,668
GreatAmerica Financial Services Corporation
Series 2017-A3-1, 2.06%, 06/22/20 (d)	15,971	15,966
Series 2019-A2-1, 2.97%, 09/15/20 (d)	140,000	140,564
Series 2018-A3-1, 2.60%, 06/15/21 (d)	100,000	100,226
GS Mortgage Securities Corp Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/12/22 (d)	158,000	163,380
HPEFS Equipment Trust
Series 2019-A2-1A, 2.19%, 09/20/29 (d)	100,000	100,038
Series 2019-A3-1A, 2.21%, 10/20/29 (d)	100,000	100,062
J.P. Morgan Mortgage Trust
Series 2017-A6-6, REMIC, 3.00%, 03/25/25 (a) (d)	96,399	97,046
John Deere Owner Trust
Series 2019-A2-B, 2.28%, 04/15/21	494,000	495,173

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
Kubota Credit Owner Trust
Series 2016-A3-1A, 1.50%, 07/15/20 (d)	7,610	7,608
Series 2018-A2-1A, 2.80%, 02/16/21 (d)	61,009	61,107
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30 (d)	68,045	67,908
Prestige Auto Receivables Trust
Series 2019-A2-1A, 2.44%, 12/15/20 (d)	247,000	247,327
PSMC Trust
Series 2018-A1-3, REMIC, 4.00%, 02/25/41 (d)	79,706	81,500
Sequoia Mortgage Trust
Series 2019-A4-1, REMIC, 4.00%, 02/25/26 (d)	37,159	37,865
Series 2018-A1-8, REMIC, 4.00%, 06/25/40 (a) (d)	99,821	101,903
Toyota Auto Receivables Owner Trust
Series 2018-A3-B, 2.96%, 07/15/21	525,000	530,816
United Airlines, Inc.
Series 2012-B-1, 6.25%, 04/11/20	9,797	9,894
Series 2012-A-1, 4.15%, 04/11/24	52,852	55,468
Series 2012-A-2, 4.00%, 10/29/24	47,031	49,773
United Auto Credit Securitization Trust
Series 2018-A-2, 2.89%, 03/10/21 (d)	3,109	3,109
Verizon Owner Trust
Series 2017-A-2A, 1.92%, 12/20/21 (d)	351,697	351,379
Volvo Financial Equipment LLC
Series 2019-A2-1A, 2.90%, 10/15/20 (d)	114,000	114,466
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 06/17/27 (a)	57,000	60,806
Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,134,098)		6,219,523
SENIOR LOAN INTERESTS 1.6%
Communication Services 0.5%
CenturyLink, Inc.
2017 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 01/15/25 (a)	115,935	115,098
Diamond Sports Group, LLC
Term Loan, 5.30%, (3M LIBOR + 3.25%), 08/24/26 (a)	34,000	34,170
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 0.00%, (3M LIBOR + 2.75%), 06/13/26 (a) (j)	40,000	40,162
2019 Term Loan B4, 4.81%, (3M LIBOR + 2.75%), 07/15/26 (a)	38,551	38,707
Sprint Communications, Inc.
1st Lien Term Loan B, 4.56%, (3M LIBOR + 2.50%), 02/01/24 (a)	83,291	82,641
		310,778
Consumer Discretionary 0.5%
CSC Holdings, LLC
2017 1st Lien Term Loan, 4.28%, (3M LIBOR + 2.25%), 07/15/25 (a)	44,098	44,027
Golden Nugget, Inc.
2017 Incremental Term Loan B, 4.81%, (3M LIBOR + 2.75%), 09/07/23 (a)	36,189	36,125
2017 Incremental Term Loan B, 4.86%, (3M LIBOR + 2.75%), 10/04/23 (a)	45,092	45,012
PCI Gaming Authority
Term Loan, 5.04%, (3M LIBOR + 3.00%), 05/15/26 (a)	163,590	164,408
		289,572
Consumer Staples 0.2%
JBS USA Lux S.A.
2019 Term Loan B, 4.55%, (3M LIBOR + 2.50%), 04/27/26 (a)	95,311	95,709
Financials 0.1%
UFC Holdings, LLC
2019 Term Loan, 5.30%, (3M LIBOR + 3.25%), 04/25/26 (a)	58,788	58,894
Energy 0.1%
TEX Operations Co. LLC
Exit Term Loan B, 4.11%, (3M LIBOR + 2.00%), 08/04/23 (a)	24,535	24,607
Traverse Midstream Partners LLC
Term Loan, 6.26%, (3M LIBOR + 4.00%), 09/22/24 (a)	32,670	28,668
		53,275
Utilities 0.1%
Pacific Gas And Electric Company
DIP Term Loan, 4.32%, (3M LIBOR + 2.25%), 12/31/20 (a)	52,500	52,763
Materials 0.1%
BWAY Holding Company
2017 Term Loan B, 5.59%, (3M LIBOR + 3.25%), 04/03/24 (a)	48,997	47,923
Total Senior Loan Interests (cost $909,952)		908,914
SHORT TERM INVESTMENTS 7.1%
Investment Companies 6.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.99% (k)	3,378,203	3,378,203
Securities Lending Collateral 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07% (k)	608,205	608,205
Total Short Term Investments (cost $3,986,408)		3,986,408
Total Investments 105.6% (cost $57,309,190)		59,599,537
Other Derivative Instruments (0.0)%		(269)
Other Assets and Liabilities, Net (5.6)%		(3,151,895)
Total Net Assets 100.0%		56,447,373

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2019, the total payable for investments purchased on a delayed delivery basis was $3,593,822.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $9,814,187 and 17.4% of the Fund.

(e) Perpetual security. Next contractual call date presented, if applicable.

(f) All or a portion of the security was on loan as of September 30, 2019.

(g) Convertible security.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(j) This senior loan will settle after September 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
PPM Core Plus Fixed Income Fund
PG&E Corp – DIP Delayed Draw Term Loan	17,413	175
	17,413	175

PPM Core Plus Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	9	January 2020	1,943,943	(281)	(4,443)
United States 5 Year Note	24	January 2020	2,879,381	(1,125)	(19,818)
United States Long Bond	19	December 2019	3,148,783	(594)	(64,845)
United States Ultra Bond	3	December 2019	584,411	187	(8,692)
				(1,813)	(97,798)
Short Contracts
United States 10 Year Note	(17)	December 2019	(2,234,688)	1,790	19,375
United States 10 Year Ultra Bond	(4)	December 2019	(574,994)	125	5,369
				1,915	24,744

PPM Core Plus Fixed Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[6] (%)	Expiration	Notional[1,5]	Value[4] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.IG.33 (Q)	1.00	12/20/24	500,000	(9,836)	(371)	176

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
PPM Floating Rate Income Fund
SENIOR LOAN INTERESTS 87.7%
Consumer Discretionary 18.4%
1011778 B.C. Unlimited Liability Company
Term Loan B3, 4.29%, (3M LIBOR + 2.25%), 02/15/24 (a)	204,147	204,759
24 Hour Fitness Worldwide, Inc.
2018 Term Loan B, 5.61%, (3M LIBOR + 3.50%), 05/30/25 (a)	193,489	186,620
Adient US LLC
Term Loan B, 6.46%, (3M LIBOR + 4.25%), 05/03/24 (a)	30,000	29,468
Term Loan B, 6.89%, (3M LIBOR + 4.25%), 05/03/24 (a)	90,000	88,402
Allied Universal Holdco LLC
2019 Delayed Draw Term Loan, 0.00%, (3M LIBOR + 4.25%), 06/18/26 (a) (b)	5,405	5,408
2019 Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/18/26 (a) (b)	54,595	54,620
Alterra Mountain Company
Term Loan B1, 5.04%, (3M LIBOR + 3.00%), 06/28/24 (a)	128,045	128,205
Altra Industrial Motion Corp.
2018 Term Loan B, 4.11%, (3M LIBOR + 2.00%), 09/26/25 (a)	199,552	199,053
American Axle and Manufacturing, Inc.
Term Loan B, 4.27%, (3M LIBOR + 2.25%), 03/10/24 (a)	101,986	99,746
Term Loan B, 4.53%, (3M LIBOR + 2.25%), 03/10/24 (a)	25,356	24,799
APi Group Inc.
Term Loan, 0.00%, (3M LIBOR + 2.50%), 09/25/26 (a) (b) (c)	15,000	15,038
Bass Pro Group, LLC
Term Loan B, 7.04%, (3M LIBOR + 5.00%), 11/15/23 (a)	92,991	89,411
Boing US Holdco Inc.
2017 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 09/20/24 (a)	39,400	38,481
Bombardier Recreational Products, Inc.
2016 Term Loan B, 4.11%, (3M LIBOR + 2.00%), 06/30/23 (a)	218,300	217,822
2019 Incremental Term Loan B2, 4.61%, (3M LIBOR + 2.50%), 05/23/25 (a)	5,000	5,023
Boyd Gaming Corporation
Term Loan B3, 4.17%, (3M LIBOR + 2.25%), 09/15/23 (a)	157,120	157,496
Caesars Entertainment Operating Company
Term Loan, 4.04%, (3M LIBOR + 2.00%), 04/03/24 (a)	209,368	209,225
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 4.79%, (3M LIBOR + 2.75%), 12/23/24 (a)	364,161	361,612
Callaway Golf Company
Term Loan B, 6.54%, (3M LIBOR + 4.50%), 12/31/25 (a)	40,098	40,565
Camelot UK Holdco Limited
Term Loan, 5.29%, (1M LIBOR + 3.25%), 10/03/23 (a)	58,555	58,872
Champ Acquisition Corporation
Term Loan, 7.83%, (3M LIBOR + 5.50%), 12/17/25 (a)	123,942	123,555
Charter Communications Operating, LLC
2017 Term Loan B, 4.05%, (3M LIBOR + 2.00%), 04/30/25 (a)	311,121	312,832
CityCenter Holdings, LLC
2017 Term Loan B, 4.36%, (1M LIBOR + 2.25%), 04/14/24 (a)	242,049	242,427
Coinamatic Canada Inc.
Canadian 1st Lien Term Loan, 5.36%, (3M LIBOR + 3.25%), 05/13/22 (a)	3,963	3,898
Constellis Holdings, LLC
2017 1st Lien Term Loan, 7.26%, (1M LIBOR + 5.00%), 04/17/24 (a)	69,116	40,186
Core & Main LP
2017 Term Loan B, 4.85%, (3M LIBOR + 2.75%), 07/19/24 (a)	67,076	66,448
2017 Term Loan B, 4.88%, (3M LIBOR + 2.75%), 07/19/24 (a)	60,362	59,797
Creative Artists Agency, LLC
2018 Term Loan B, 5.11%, (1M LIBOR + 3.00%), 02/15/24 (a)	94,031	94,443
CSC Holdings, LLC
2017 1st Lien Term Loan, 4.28%, (3M LIBOR + 2.25%), 07/15/25 (a)	149,617	149,376
2018 Term Loan B, 4.53%, (3M LIBOR + 2.50%), 01/12/26 (a)	197,500	197,500
Dana Incorporated
Term Loan B, 4.36%, (3M LIBOR + 2.25%), 02/27/26 (a)	100,786	101,122
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.54%, (3M LIBOR + 2.50%), 02/01/24 (a)	165,000	162,649
DexKo Global Inc.
Term Loan, 5.61%, (3M LIBOR + 3.50%), 07/24/24 (a)	49,465	48,805
Eldorado Resorts LLC
2017 Term Loan B, 4.31%, (1M LIBOR + 2.25%), 03/15/24 (a)	70,414	70,268
2017 Term Loan B, 4.38%, (1M LIBOR + 2.25%), 03/15/24 (a)	53,782	53,670
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 5.04%, (1M LIBOR + 3.00%), 03/08/24 (a)	128,765	128,711
Fitness International, LLC
2018 Term Loan B, 5.36%, (1M LIBOR + 3.25%), 04/13/25 (a)	153,461	153,653
Four Seasons Hotels Limited
New 1st Lien Term Loan, 4.11%, (3M LIBOR + 2.00%), 11/30/23 (a)	188,546	189,359
Golden Nugget, Inc.
2017 Incremental Term Loan B, 4.81%, (3M LIBOR + 2.75%), 09/07/23 (a)	78,859	78,719
2017 Incremental Term Loan B, 4.86%, (3M LIBOR + 2.75%), 10/04/23 (a)	98,259	98,085
Hamilton Holdco, LLC
2018 Term Loan B, 0.00%, (3M LIBOR + 2.00%), 06/01/25 (a) (b)	20,000	20,050
Hayward Industries, Inc.
1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 08/04/24 (a)	98,741	95,211
Helix Gen Funding, LLC
Term Loan B, 5.86%, (3M LIBOR + 3.75%), 03/02/24 (a)	57,305	54,665
Hoffmaster Group, Inc.
2018 1st Lien Term Loan, 6.33%, (1M LIBOR + 4.00%), 11/11/23 (a)	36,930	36,423
Hoya Midco, LLC
2017 1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 06/21/24 - 06/27/24 (a)	73,663	72,559
Inmar Holdings, Inc.
2017 1st Lien Term Loan, 6.33%, (3M LIBOR + 4.00%), 04/25/24 (a)	153,646	144,706
Interior Logic Group Holdings IV LLC
2018 Term Loan B, 6.33%, (1M LIBOR + 4.00%), 05/21/25 (a)	99,000	97,267
International Textile Group, Inc
1st Lien Term Loan, 7.10%, (3M LIBOR + 5.00%), 04/19/24 (a) (c) (d)	96,875	81,375
IRB Holding Corp.
1st Lien Term Loan, 5.55%, (3M LIBOR + 3.25%), 01/18/25 (a)	122,150	121,523
Jo-Ann Stores, Inc.
Term Loan, 7.26%, (3M LIBOR + 5.00%), 09/29/23 (a) (c)	46,623	31,820
2016 Term Loan, 7.05%, (3M LIBOR + 5.00%), 10/20/23 (a) (c)	1,767	1,206
Life Time Fitness Inc
2017 Term Loan B, 4.87%, (3M LIBOR + 2.75%), 06/22/22 (a)	167,437	167,323
Lifetime Brands, Inc.
Term Loan B, 5.61%, (3M LIBOR + 3.50%), 03/13/25 (a) (d)	64,186	62,581

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
Lions Gate Capital Holdings LLC
2018 Term Loan B, 4.29%, (3M LIBOR + 2.25%), 03/20/25 (a)	226,059	225,281
MA FinanceCo., LLC
2017 Term Loan B2, 4.36%, (3M LIBOR + 2.25%), 11/19/21 (a)	50,000	49,896
Marriott Ownership Resorts, Inc.
2018 Term Loan B, 4.36%, (3M LIBOR + 2.25%), 08/09/25 (a)	92,303	92,687
Mavis Tire Express Services Corp.
2018 Delayed Draw Term Loan, 5.29%, (3M LIBOR + 3.25%), 03/15/25 (a)	4,249	4,150
2018 1st Lien Term Loan, 5.36%, (3M LIBOR + 3.25%), 03/15/25 (a)	148,420	144,975
Michaels Stores, Inc.
2018 Term Loan B, 4.55%, (3M LIBOR + 2.50%), 01/01/23 (a)	39,102	38,144
2018 Term Loan B, 4.61%, (3M LIBOR + 2.50%), 01/01/23 (a)	108,880	106,212
Mohegan Tribal Gaming Authority
2016 Term Loan B, 6.04%, (3M LIBOR + 4.00%), 10/30/23 (a)	29,609	27,360
NPC International, Inc.
1st Lien Term Loan, 5.61%, (3M LIBOR + 3.50%), 04/05/24 (a)	29,209	18,047
1st Lien Term Loan, 5.82%, (3M LIBOR + 3.50%), 04/05/24 (a)	20,160	12,456
NVA Holdings, Inc.
Term Loan B3, 4.79%, (3M LIBOR + 2.75%), 01/31/25 (a)	167,458	167,249
PCI Gaming Authority
Term Loan, 5.04%, (3M LIBOR + 3.00%), 05/15/26 (a)	140,647	141,351
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 4.29%, (3M LIBOR + 2.25%), 08/15/25 (a)	149,024	149,650
Playa Resorts Holding B.V.
2017 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 04/07/24 (a)	177,284	171,966
ProQuest LLC
New Term Loan B, 5.36%, (3M LIBOR + 3.25%), 10/24/21 (a)	78,944	78,895
Rodan & Fields, LLC
2018 Term Loan B, 6.03%, (3M LIBOR + 4.00%), 06/07/25 (a)	49,375	41,969
Scientific Games International, Inc.
2018 Term Loan B5, 4.79%, (3M LIBOR + 2.75%), 08/14/24 (a)	44,883	44,462
2018 Term Loan B5, 4.90%, (3M LIBOR + 2.75%), 08/14/24 (a)	185,811	184,070
Serta Simmons Bedding, LLC
1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 10/21/23 (a)	96,243	58,877
1st Lien Term Loan, 5.56%, (3M LIBOR + 3.50%), 10/21/23 (a)	27,300	16,701
ServiceMaster Company
2016 Term Loan B, 4.61%, (3M LIBOR + 2.50%), 11/08/23 (a)	26,297	26,283
Sinclair Television Group Inc.
Term Loan B2, 4.37%, (3M LIBOR + 2.25%), 01/06/24 (a)	134,170	134,423
SIWF Holdings Inc.
1st Lien Term Loan, 6.40%, (3M LIBOR + 4.25%), 05/25/25 (a)	113,600	111,612
Six Flags Theme Parks, Inc.
2019 Term Loan B, 4.05%, (3M LIBOR + 2.00%), 04/09/26 (a)	89,775	89,730
Spin Holdco Inc.
2017 Term Loan B, 5.57%, (3M LIBOR + 3.25%), 11/14/22 (a)	98,489	96,765
SRAM, LLC
Delayed Draw Term Loan, 0.50%, (3M LIBOR + 2.75%), 03/15/24 (a)	20,000	20,075
2018 Term Loan B, 4.89%, (3M LIBOR + 2.75%), 03/15/24 (a)	49,437	49,468
2018 Term Loan B, 5.01%, (3M LIBOR + 2.75%), 03/15/24 (a)	45,676	45,705
2018 Term Loan B, 7.00%, (3M LIBOR + 1.75%), 03/15/24 (a)	1,478	1,479
Staples, Inc.
7 Year Term Loan, 7.12%, (3M LIBOR + 5.00%), 04/05/26 (a)	124,687	122,843
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 5.60%, (3M LIBOR + 3.50%), 06/29/25 (a)	265,101	266,094
Station Casinos LLC
2016 Term Loan B, 4.55%, (3M LIBOR + 2.50%), 05/24/23 (a)	291,734	292,688
Tenneco, Inc.
2018 Term Loan B, 5.11%, (3M LIBOR + 3.00%), 10/01/25 (a)	186,094	174,463
TI Group Automotive Systems, L.L.C.
Term Loan, 4.61%, (3M LIBOR + 2.50%), 06/25/22 (a)	159,212	158,615
Trader Corporation
2017 Term Loan B, 5.15%, (3M LIBOR + 3.00%), 09/28/23 (a)	85,000	84,575
TruGreen Limited Partnership
2019 Term Loan, 5.79%, (3M LIBOR + 3.75%), 03/19/26 (a)	59,700	59,812
Univision Communications Inc.
Term Loan C5, 4.79%, (3M LIBOR + 2.75%), 03/15/24 (a)	122,313	118,770
WASH Multifamily Laundry Systems, LLC
2015 1st Lien Term Loan, 5.36%, (3M LIBOR + 3.25%), 05/15/22 (a)	25,575	25,159
WideOpenWest Finance LLC
2017 Term Loan B, 5.40%, (3M LIBOR + 3.25%), 08/19/23 (a)	157,887	152,164
William Morris Endeavor Entertainment, LLC
2018 1st Lien Term Loan, 4.87%, (3M LIBOR + 2.75%), 05/11/25 (a)	118,472	114,858
WMG Acquisition Corp.
2018 Term Loan F, 4.24%, (3M LIBOR + 2.13%), 11/01/23 (a)	220,000	220,110
		9,716,926
Information Technology 12.6%
Almonde, Inc.
1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (a)	163,940	159,353
USD 1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (a)	25,302	24,594
2nd Lien Term Loan, 9.45%, (3M LIBOR + 7.25%), 04/27/25 (a)	50,000	47,657
AppLovin Corporation
2018 Term Loan B, 5.86%, (3M LIBOR + 3.75%), 07/13/26 (a)	135,104	134,992
Avast Software B.V.
2018 USD Term Loan B, 4.35%, (3M LIBOR + 2.25%), 09/30/23 (a)	49,214	49,460
Banff Merger Sub Inc
2018 USD Term Loan B, 6.29%, (3M LIBOR + 4.25%), 06/30/25 (a)	215,869	207,512
Blackhawk Network Holdings, Inc
2018 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 05/31/25 (a)	113,562	113,089
Brave Parent Holdings, Inc.
1st Lien Term Loan, 6.26%, (3M LIBOR + 4.00%), 04/17/25 (a)	69,448	66,497
Cabot Microelectronics Corporation
Term Loan B, 4.38%, (3M LIBOR + 2.25%), 11/01/25 (a)	40,437	40,538
Camelot UK Holdco Limited
2017 Repriced Term Loan, 5.29%, (1M LIBOR + 3.25%), 10/03/23 (a)	35,246	35,437
CommScope, Inc.
2019 Term Loan B, 5.29%, (3M LIBOR + 3.25%), 02/07/26 (a)	97,300	96,866
Cypress Intermediate Holdings III, Inc.
2017 1st Lien Term Loan, 4.87%, (1M LIBOR + 2.75%), 03/30/24 (a)	167,431	166,563
Dell International LLC
2019 Term Loan B, 4.05%, (3M LIBOR + 2.00%), 09/07/23 (a)	402,459	404,222

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
DigiCert, Inc.
2017 Term Loan B1, 6.11%, (3M LIBOR + 4.00%), 09/19/24 (a)	167,879	167,460
Term Loan, 0.00%, (3M LIBOR + 4.00%), 07/31/26 (a) (b)	81,000	80,696
DTI Holdco, Inc.
2018 Term Loan B, 7.01%, (1M LIBOR + 4.75%), 09/29/23 (a)	98,476	90,310
Dynatrace LLC
2018 1st Lien Term Loan, 4.79%, (3M LIBOR + 2.75%), 08/08/25 (a)	50,772	50,941
Entegris, Inc.
2018 Term Loan B, 4.11%, (3M LIBOR + 2.00%), 11/05/25 (a)	44,663	44,886
Eta Australia Holdings III Pty Ltd
Term Loan, 6.11%, (3M LIBOR + 4.00%), 03/08/26 (a)	59,850	59,888
EVO Payments International LLC
2018 1st Lien Term Loan, 5.37%, (3M LIBOR + 3.25%), 12/22/23 (a)	93,005	93,277
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/12/25 (a)	168,725	169,569
Global Tel*Link Corporation
2018 1st Lien Term Loan, 6.36%, (1M LIBOR + 4.25%), 11/29/25 (a)	148,297	141,920
GlobalLogic Holdings Inc.
2018 Add On 1st Lien Term Loan, 5.36%, (3M LIBOR + 3.25%), 07/27/25 (a)	106,575	106,841
Go Daddy Operating Company, LLC
Term Loan, 4.04%, (3M LIBOR + 2.00%), 02/15/24 (a) (c)	126,233	126,377
II-VI Incorporated
Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/28/26 (a) (b)	166,250	166,250
Infor (US), Inc.
Term Loan B6, 5.08%, (3M LIBOR + 2.75%), 02/07/22 (a)	82,129	82,193
IRI Holdings, Inc.
2018 1st Lien Term Loan, 6.62%, (3M LIBOR + 4.50%), 11/06/25 (a)	138,601	133,144
Lumentum Holdings
2018 1st Lien Term Loan, 4.61%, (3M LIBOR + 2.50%), 08/08/25 (a)	96,272	96,513
MA FinanceCo., LLC
USD Term Loan B3, 4.54%, (3M LIBOR + 2.50%), 04/19/24 (a)	30,907	30,469
McAfee, LLC
2018 USD Term Loan B, 5.87%, (3M LIBOR + 3.75%), 09/30/24 (a)	195,536	195,892
MH Sub I, LLC
2017 1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 08/09/24 (a)	151,632	150,423
MKS Instruments, Inc.
Term Loan, 0.00%, (3M LIBOR + 1.75%), 02/01/26 (a) (b)	100,482	100,524
MLN US HoldCo LLC
2018 1st Lien Term Loan, 6.61%, (3M LIBOR + 4.50%), 07/13/25 (a)	129,262	119,567
NaviHealth, Inc.
2018 Term Loan B, 7.04%, (3M LIBOR + 5.00%), 08/01/25 (a) (c) (e)	89,100	88,432
NCR Corporation
2019 Term Loan, 0.00%, (3M LIBOR + 2.50%), 04/12/25 (a) (b)	42,000	42,053
2019 Term Loan, 4.55%, (3M LIBOR + 2.50%), 04/12/25 (a)	11,308	11,322
2019 Delayed Draw Term Loan, 0.00%, 08/08/26 (a) (b) (c)	48,000	48,060
NeuStar, Inc.
2018 Term Loan B4, 5.54%, (3M LIBOR + 3.50%), 08/08/24 (a)	196,985	189,992
Nuvei Technologies Corp.
Term Loan, 0.00%, (3M PRIME + 4.00%), 06/21/26 (a) (b)	22,500	22,163
ON Semiconductor Corporation
2019 Term Loan B, 4.11%, (3M LIBOR + 2.00%), 09/13/26 (a)	225,000	225,929
PowerSchool
2018 Term Loan B, 5.46%, (3M LIBOR + 3.25%), 06/15/25 (a)	124,062	121,736
Presidio, Inc.
2017 Refinanced Term Loan B, 4.86%, (3M LIBOR + 2.75%), 02/02/24 (a)	3,049	3,053
2017 Refinanced Term Loan B, 5.07%, (3M LIBOR + 2.75%), 02/02/24 (a)	109,243	109,380
PSAV Holdings LLC
2018 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 02/23/25 (a)	62,222	60,096
2018 1st Lien Term Loan, 5.35%, (3M LIBOR + 3.25%), 02/23/25 (a)	61,931	59,814
2018 1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 02/23/25 (a)	3,481	3,362
Rackspace Hosting, Inc.
2017 Incremental 1st Lien Term Loan, 5.29%, (1M LIBOR + 3.00%), 11/03/23 (a)	85,722	78,529
Radiate Holdco, LLC
1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 12/09/23 (a)	202,345	201,424
Rocket Software, Inc.
2018 Term Loan, 6.36%, (3M LIBOR + 4.25%), 11/20/25 (a)	79,500	74,531
Seattle Spinco, Inc.
USD Term Loan B3, 4.54%, (3M LIBOR + 2.50%), 04/19/24 (a)	208,725	205,768
Sirius Computer Solutions, Inc.
2019 Term Loan B, 0.00%, (3M LIBOR + 4.25%), 05/22/26 (a) (b)	40,000	40,054
2019 Term Loan B, 6.57%, (3M LIBOR + 4.25%), 05/22/26 (a)	89,775	89,897
Sophia, L.P.
2017 Term Loan B, 5.35%, (1M LIBOR + 3.25%), 09/30/22 (a)	182,752	182,713
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 4.29%, (3M LIBOR + 2.25%), 02/27/25 (a)	85,975	86,190
SS&C Technologies Inc.
2018 Term Loan B3, 4.29%, (3M LIBOR + 2.25%), 02/27/25 (a)	130,162	130,487
SurveyMonkey Inc.
2018 Term Loan B, 5.74%, (3M LIBOR + 3.75%), 10/10/25 (a) (c) (d)	73,149	72,417
TriTech Software Systems
2018 Term Loan B, 5.86%, (3M LIBOR + 3.75%), 08/16/25 (a)	89,325	83,146
Verifone Systems, Inc.
2018 1st Lien Term Loan, 6.14%, (3M LIBOR + 4.00%), 08/09/25 (a)	203,587	194,120
Vertafore, Inc.
2018 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 06/04/25 (a)	55,828	54,175
Western Digital Corporation
2018 Term Loan B4, 3.86%, (3M LIBOR + 1.75%), 04/29/23 (a)	248,992	248,006
WEX Inc.
Term Loan B3, 4.29%, (3M LIBOR + 2.25%), 05/17/26 (a)	148,237	148,925
		6,629,694
Financials 11.2%
Acrisure, LLC
2017 Term Loan B, 6.35%, (3M LIBOR + 4.25%), 11/22/23 (a)	241,493	239,983
Advisor Group, Inc.
2019 Term Loan, 7.11%, (3M LIBOR + 5.00%), 07/31/26 (a)	100,000	97,875
AlixPartners, LLP
2017 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 03/28/24 (a)	101,347	101,362
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 5.15%, (3M LIBOR + 3.00%), 05/07/25 (a)	118,351	116,259
Allied Universal Holdco LLC
2019 Term Loan B, 6.51%, (3M LIBOR + 4.25%), 06/18/26 (a)	40,946	40,965

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
Altice Financing SA
2017 USD Term Loan B, 4.78%, (3M LIBOR + 2.75%), 07/31/25 (a)	103,937	101,122
Altice France S.A.
2018 Term Loan B13, 6.03%, (3M LIBOR + 4.00%), 07/13/26 (a)	228,275	227,515
AmWINS Group, Inc.
2017 Term Loan B, 4.81%, (3M LIBOR + 2.75%), 01/19/24 (a)	30,510	30,501
2017 Term Loan B, 4.86%, (3M LIBOR + 2.75%), 01/19/24 (a)	127,816	127,777
Aretec Group, Inc.
2018 Term Loan, 6.36%, (3M LIBOR + 4.25%), 08/15/25 (a)	123,269	118,801
AssuredPartners, Inc.
2017 1st Lien Add-On Term Loan, 5.54%, (3M LIBOR + 3.50%), 10/22/24 (a)	221,780	220,567
Asurion LLC
2017 Term Loan B4, 5.11%, (3M LIBOR + 3.00%), 08/04/22 (a)	161,297	161,873
BCP Renaissance Parent LLC
2017 Term Loan B, 5.76%, (3M LIBOR + 3.50%), 09/20/24 (a)	58,000	55,282
Belron Finance US LLC
2018 Term Loan B, 4.43%, (3M LIBOR + 2.25%), 11/19/25 (a)	94,288	94,641
Blackstone CQP Holdco LP
Term Loan B, 5.66%, (3M LIBOR + 3.50%), 05/29/24 (a)	79,400	79,698
Canyon Valor Companies, Inc.
USD 2017 Term Loan B1, 4.85%, (3M LIBOR + 2.75%), 06/30/23 (a)	123,021	122,751
Crown Finance US, Inc.
Term Loan, 4.29%, (3M LIBOR + 2.25%), 02/05/25 (a)	247,165	245,405
Deerfield Dakota Holding, LLC
2018 Term Loan B, 5.29%, (1M LIBOR + 3.25%), 12/04/24 (a)	128,647	126,332
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 5.31%, (3M LIBOR + 3.25%), 06/26/25 (a)	91,806	91,871
Encapsys, LLC
1st Lien Term Loan, 5.61%, (3M LIBOR + 3.50%), 10/27/24 (a)	108,307	108,578
Garrett LX III S.a r.l.
2018 USD Term Loan B, 4.82%, (3M LIBOR + 2.50%), 09/22/25 (a)	124,123	122,985
Hub International Limited
2018 Term Loan B, 5.27%, (3M LIBOR + 3.00%), 04/25/25 (a)	143,264	141,494
INEOS Group Holdings S.A.
Term Loan, 0.00%, (3M LIBOR + 4.00%), 07/29/26 (a) (b)	136,994	137,336
Ineos US Finance LLC
2017 USD Term Loan B, 4.04%, (3M LIBOR + 2.00%), 03/31/24 (a)	217,317	214,600
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 6.06%, (1M LIBOR + 4.00%), 11/21/24 (a)	125,898	119,603
iStar, Inc.
2016 Term Loan B, 4.81%, (3M LIBOR + 2.75%), 06/30/20 (a)	148,500	148,686
Jane Street Group, LLC
2018 Term Loan B, 5.05%, (3M LIBOR + 3.00%), 08/25/22 (a)	176,545	175,883
Level 3 Financing Inc.
2017 Term Loan B, 4.29%, (3M LIBOR + 2.25%), 02/16/24 (a)	340,000	340,496
LPL Holdings, Inc.
2017 1st Lien Term Loan B, 4.30%, (3M LIBOR + 2.25%), 09/23/24 (a)	167,437	168,171
NAB Holdings LLC
Term Loan, 5.33%, (3M LIBOR + 3.00%), 01/15/25 (a)	99,147	98,775
NFP Corp.
Term Loan B, 5.11%, (3M LIBOR + 3.00%), 01/06/24 (a)	187,366	183,971
Nuvei Technologies Corp.
Term Loan, 9.00%, (3M PRIME + 4.00%), 06/21/26 (a)	45,000	44,325
PMHC II, Inc.
2018 1st Lien Term Loan, 5.83%, (3M LIBOR + 3.50%), 03/20/25 (a)	34,478	27,669
2018 1st Lien Term Loan, 6.41%, (3M LIBOR + 3.50%), 03/20/25 (a)	26,368	21,160
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 5.29%, (3M LIBOR + 3.25%), 11/06/25 (a)	208,425	204,778
SolarWinds Holdings, Inc.
2018 Term Loan B, 4.86%, (3M LIBOR + 2.75%), 02/06/24 (a)	197,367	197,512
Solera, LLC
USD Term Loan B, 4.79%, (3M LIBOR + 2.75%), 03/03/23 (a)	167,826	166,927
Telenet Financing USD LLC
USD Term Loan AN, 4.28%, (3M LIBOR + 2.25%), 08/31/26 (a)	220,000	219,864
TKC Holdings, Inc.
2017 1st Lien Term Loan, 5.80%, (3M LIBOR + 3.75%), 02/08/23 (a)	95,847	93,998
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 7.10%, (3M LIBOR + 5.00%), 03/18/26 (a)	90,000	81,129
U.S. Renal Care, Inc.
2019 Term Loan B, 7.06%, (3M LIBOR + 5.00%), 06/12/26 (a)	60,000	56,550
UFC Holdings, LLC
2019 Term Loan, 5.30%, (3M LIBOR + 3.25%), 04/25/26 (a)	127,466	127,696
VFH Parent LLC
2019 Term Loan B, 6.04%, (3M LIBOR + 3.50%), 03/02/26 (a)	145,000	145,181
Victory Capital Holdings, Inc.
2019 Term Loan B, 5.57%, (3M LIBOR + 3.25%), 07/01/26 (a)	84,845	85,142
WestJet Airlines Ltd.
Term Loan, 0.00%, (3M LIBOR + 3.00%), 07/31/26 (a) (b)	69,000	69,475
		5,902,564
Industrials 10.8%
1199169 B.C. Unlimited Liability Company
2019 Term Loan B2, 6.10%, (3M LIBOR + 4.00%), 01/25/26 (a)	24,126	24,224
Advanced Disposal Services Inc.
Term Loan B3, 4.22%, (3M LIBOR + 2.25%), 11/10/23 (a)	174,051	174,509
AI Mistral Holdco Limited
2017 Term Loan B, 5.11%, (3M LIBOR + 3.00%), 01/26/24 (a)	113,544	86,672
Allegiant Travel Company
Term Loan B, 6.71%, (3M LIBOR + 4.50%), 01/29/24 (a)	89,550	90,222
Altran Technologies
2018 USD Term Loan B, 4.41%, (3M LIBOR + 2.25%), 01/31/25 (a)	59,248	59,285
American Airlines, Inc.
Repriced Term Loan B, 4.12%, (3M LIBOR + 2.00%), 04/28/23 (a)	232,602	232,167
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 3.79%, (3M LIBOR + 1.75%), 01/15/25 (a)	107,519	107,850
Beacon Roofing Supply, Inc.
2017 Term Loan B, 4.36%, (3M LIBOR + 2.25%), 01/02/25 (a)	59,697	59,507
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.35%, (3M LIBOR + 4.25%), 06/16/24 (a)	275	268
Term Loan, 6.52%, (3M LIBOR + 4.25%), 06/16/24 (a)	50,428	49,167
2017 Term Loan, 6.51%, (3M LIBOR + 4.25%), 06/17/24 (a)	24,934	24,311
Term Loan, 6.51%, (3M LIBOR + 4.25%), 06/17/24 (a)	31,947	31,148

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
BrightView Landscapes, LLC
2018 1st Lien Term Loan B, 4.62%, (3M LIBOR + 2.50%), 08/09/25 (a)	56,830	56,972
2018 1st Lien Term Loan B, 4.56%, (3M LIBOR + 2.50%), 08/15/25 (a)	68,582	68,754
Brookfield WEC Holdings Inc.
2018 1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 07/26/25 (a)	223,313	223,845
Builders FirstSource, Inc.
2017 Term Loan B, 5.33%, (3M LIBOR + 3.00%), 02/29/24 (a)	34,102	34,177
Core & Main LP
2017 Term Loan B, 4.85%, (3M LIBOR + 2.75%), 08/01/24 (a)	27,163	26,908
Cortes NP Acquisition Corporation
2017 Term Loan B, 6.33%, (3M LIBOR + 4.00%), 11/30/23 (a)	250,000	237,500
DG Investment Intermediate Holdings 2, Inc.
2018 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 01/31/25 (a)	98,541	96,570
Dynasty Acquisition Co., Inc.
2019 Term Loan B1, 6.10%, (3M LIBOR + 4.00%), 01/25/26 (a)	44,874	45,056
Electrical Components International, Inc.
2018 1st Lien Term Loan, 6.58%, (3M LIBOR + 4.25%), 06/22/25 (a) (c) (d)	81,618	72,640
Element Materials Technology Group US Holdings Inc.
2017 USD Term Loan B, 6.15%, (1M LIBOR + 3.50%), 06/28/24 - 06/29/24 (a)	78,995	78,971
Engineered Machinery Holdings, Inc.
USD 1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 07/25/24 (a)	104,132	102,006
EWT Holdings III Corp.
Term Loan, 5.11%, (1M LIBOR + 3.00%), 12/13/24 (a) (c)	124,029	124,417
Filtration Group Corporation
2018 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 03/27/25 (a)	60,347	60,465
Gardner Denver, Inc.
2017 USD Term Loan B, 4.86%, (1M LIBOR + 2.75%), 07/30/24 (a)	122,977	123,382
Gates Global LLC
2017 USD Repriced Term Loan B, 4.79%, (3M LIBOR + 2.75%), 04/01/24 (a)	196,461	193,180
GFL Environmental Inc.
2018 USD Term Loan B, 5.11%, (3M LIBOR + 3.00%), 05/11/25 (a)	167,921	166,422
Hamilton Holdco, LLC
2018 Term Loan B, 4.33%, (3M LIBOR + 2.00%), 06/01/25 (a)	178,609	179,055
Harbor Freight Tools USA, Inc.
2018 Term Loan B, 4.54%, (3M LIBOR + 2.50%), 08/16/23 (a)	168,660	163,510
Hillman Group Inc. (The)
2018 Term Loan B, 6.11%, (1M LIBOR + 4.00%), 05/16/25 (a)	118,500	114,816
IBC Capital Limited
2018 1st Lien Term Loan, 5.90%, (3M LIBOR + 3.75%), 09/11/23 (a)	106,610	105,810
Janus International Group, LLC
2018 1st Lien Term Loan, 5.86%, (3M LIBOR + 3.75%), 02/07/25 (a) (e)	91,711	90,794
L&W, Inc.
2018 Term Loan B, 6.11%, (1M LIBOR + 4.00%), 05/18/25 (a) (c) (d)	98,750	94,800
MX Holdings US, Inc.
2018 USD Term Loan B1C, 5.11%, (3M LIBOR + 3.00%), 06/18/25 (a)	74,249	74,389
Navistar International Corporation
2017 1st Lien Term Loan B, 5.53%, (3M LIBOR + 3.50%), 11/01/24 (a)	129,671	128,901
Panther BF Aggregator 2 LP
USD Term Loan B, 5.54%, (3M LIBOR + 3.50%), 03/13/26 (a)	227,300	224,886
Pelican Products, Inc.
2018 1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 04/18/25 (a) (d)	98,750	94,553
PODS, LLC
2018 1st Lien Term Loan, 0.00%, (3M LIBOR + 2.75%), 11/21/24 (a) (b)	30,000	29,925
2018 1st Lien Term Loan, 5.05%, (3M LIBOR + 2.75%), 11/21/24 (a)	98,493	98,247
Prime Security Services Borrower, LLC
Term Loan, 4.86%, (3M LIBOR + 2.75%), 05/02/22 (a)	208,572	208,558
Rexnord LLC
2017 Term Loan B, 4.11%, (3M LIBOR + 2.00%), 08/21/24 (a)	140,000	140,700
Robertshaw US Holding Corp
2018 1st Lien Term Loan, 5.38%, (3M LIBOR + 3.25%), 02/14/25 (a) (e)	98,500	89,389
Sabre Industries, Inc.
2019 Term Loan B, 6.31%, (3M LIBOR + 4.25%), 04/09/26 (a)	94,762	95,118
Spectrum Holdings III Corp.
1st Lien Term Loan, 5.36%, (3M LIBOR + 3.25%), 01/26/25 (a)	89,635	79,028
Tempo Acquisition LLC
Term Loan, 5.04%, (3M LIBOR + 3.00%), 04/20/24 (a)	193,275	193,839
Titan Acquisition Limited
2018 Term Loan B, 5.04%, (3M LIBOR + 3.00%), 03/16/25 (a)	214	205
Trans Union, LLC
Term Loan B3, 4.11%, (3M LIBOR + 2.00%), 04/09/23 (a)	139,483	139,871
TransDigm, Inc.
2018 Term Loan G, 4.83%, (3M LIBOR + 2.50%), 08/22/24 (a)	196,992	195,937
2018 Term Loan E, 4.83%, (3M LIBOR + 2.50%), 05/14/25 (a)	118,496	117,917
USI, Inc.
Term Loan, 5.33%, (3M LIBOR + 3.00%), 05/16/24 (a)	97,992	96,298
USIC Holdings, Inc.
2017 Term Loan B, 5.29%, (3M LIBOR + 3.00%), 12/09/23 (a)	88,629	87,891
VC GB Holdings, Inc.
2017 1st Lien Term Loan, 5.11%, (3M LIBOR + 3.00%), 02/28/24 (a)	59,271	58,382
Ventia Deco LLC
2016 Term Loan B, 5.84%, (3M LIBOR + 3.50%), 05/21/22 (a) (c)	47,381	47,381
XPO Logistics, Inc.
2019 Term Loan B1, 4.54%, (3M LIBOR + 2.50%), 02/24/25 (a)	95,000	95,549
		5,696,344
Materials 9.7%
American Builders & Contractors Supply Co., Inc.
2018 Term Loan B, 4.11%, (3M LIBOR + 2.00%), 10/31/23 (a)	177,775	177,608
Avantor, Inc.
2017 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 09/22/24 (a)	76,270	76,818
Ball Metalpack, LLC
2018 1st Lien Term Loan B, 6.62%, (3M LIBOR + 4.50%), 07/25/25 (a)	99,000	92,812
Berry Global, Inc.
USD Term Loan U, 4.55%, (3M LIBOR + 2.50%), 07/01/26 (a)	53,959	54,195
BWAY Holding Company
2017 Term Loan B, 5.59%, (3M LIBOR + 3.25%), 04/03/24 (a)	240,845	235,561
Charter NEX US, Inc.
Incremental Term Loan, 5.55%, (3M LIBOR + 3.50%), 05/16/24 (a)	139,317	139,114
Composite Resins Holding B.V.
2018 Term Loan B, 6.46%, (3M LIBOR + 4.25%), 06/27/25 (a) (e)	114,062	113,705
Consolidated Container Company LLC
2017 1st Lien Term Loan, 4.79%, (1M LIBOR + 2.75%), 05/10/24 - 05/22/24 (a)	128,045	127,244

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
Ferro Corporation
2018 USD Term Loan B1, 4.58%, (3M LIBOR + 2.25%), 02/14/24 (a)	109,848	109,677
2018 USD Term Loan B2, 4.58%, (3M LIBOR + 2.25%), 02/14/24 (a)	47,711	47,691
2018 USD Term Loan B3, 4.58%, (3M LIBOR + 2.25%), 02/14/24 (a)	46,696	46,677
Flex Acquisition Company, Inc.
1st Lien Term Loan, 5.32%, (3M LIBOR + 3.00%), 12/15/23 (a)	183,768	176,739
Gemini HDPE LLC
Term Loan B, 4.76%, (3M LIBOR + 2.50%), 08/04/24 (a)	43,923	43,868
GYP Holdings III Corp.
2018 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 05/15/25 (a)	122,102	121,431
Hexion Inc
USD Exit Term Loan, 5.82%, (3M LIBOR + 3.50%), 06/27/26 (a)	126,587	126,113
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 6.29%, (3M LIBOR + 4.25%), 06/30/22 (a)	196,985	173,839
Kraton Polymers, LLC
Term Loan, 4.61%, (3M LIBOR + 2.50%), 03/03/25 (a)	148,513	148,142
LTI Holdings, Inc.
2018 Add On 1st Lien Term Loan, 5.61%, (3M LIBOR + 3.50%), 08/15/25 (a)	118,800	112,207
Messer Industries GmbH
2018 USD Term Loan, 4.60%, (3M LIBOR + 2.50%), 10/10/25 (a)	220,144	219,568
Momentive Performance Materials Inc.
Term Loan B, 5.59%, (3M LIBOR + 3.25%), 04/18/24 (a)	75,810	75,241
OCI Beaumont LLC
Term Loan, 6.33%, (3M LIBOR + 4.00%), 02/14/25 (a) (c) (d)	49,373	49,312
Onex TSG Intermediate Corp.
1st Lien Term Loan, 6.11%, (3M LIBOR + 4.00%), 07/31/22 (a)	50,000	46,450
Perstorp Holding AB
USD Term Loan B, 6.89%, (3M LIBOR + 4.75%), 04/03/26 (a) (d)	94,525	88,853
Platform Specialty Products Corp.
Term Loan, 0.00%, (3M LIBOR + 2.25%), 11/14/25 (a) (b)	50,000	50,141
Term Loan, 4.36%, (3M LIBOR + 2.25%), 11/14/25 (a)	79,400	79,623
Plaze, Inc.
2019 Term Loan B, 5.63%, (3M LIBOR + 3.50%), 08/01/26 (a)	130,000	129,512
PMHC II, Inc.
2018 1st Lien Term Loan, 6.15%, (3M LIBOR + 3.50%), 03/20/25 (a)	28,326	22,731
Polar US Borrower, LLC
2018 1st Lien Term Loan, 6.85%, (3M LIBOR + 4.75%), 08/21/25 (a)	3,981	3,867
2018 1st Lien Term Loan, 7.06%, (3M LIBOR + 4.75%), 08/21/25 (a)	174,669	169,647
Polymer Additives, Inc.
2018 1st Lien Term Loan, 8.12%, (3M LIBOR + 6.00%), 07/25/25 (a) (c) (d)	99,250	84,363
PQ Corporation
2018 Term Loan B, 4.76%, (3M LIBOR + 2.50%), 02/08/25 (a)	169,654	169,795
Pro Mach Group, Inc.
2018 Term Loan B, 4.81%, (3M LIBOR + 2.75%), 03/07/25 (a)	128,375	124,805
Proampac PG Borrower LLC
2016 1st Lien Term Loan, 5.54%, (3M LIBOR + 3.50%), 11/18/23 (a)	75,813	72,269
2016 1st Lien Term Loan, 5.62%, (3M LIBOR + 3.50%), 11/18/23 (a)	44,857	42,760
2016 1st Lien Term Loan, 5.76%, (3M LIBOR + 3.50%), 11/18/23 (a)	34,116	32,521
2016 1st Lien Term Loan, 5.79%, (3M LIBOR + 3.50%), 11/18/23 (a)	52,123	49,686
Quikrete Holdings, Inc.
2016 1st Lien Term Loan, 4.79%, (3M LIBOR + 2.75%), 11/03/23 (a)	205,000	204,129
Reynolds Group Holdings Inc.
Term Loan, 4.79%, (3M LIBOR + 2.75%), 02/05/23 (a)	130,446	130,610
Solenis Holdings LLC
2018 1st Lien Term Loan, 6.12%, (3M LIBOR + 4.00%), 06/26/25 (a)	101,618	98,675
2018 1st Lien Term Loan, 6.04%, (3M LIBOR + 4.00%), 12/18/25 (a)	257	250
Starfruit Finco B.V
2018 USD Term Loan B, 5.29%, (3M LIBOR + 3.25%), 09/20/25 (a)	191,520	187,306
TricorBraun Holdings, Inc.
2016 1st Lien Term Loan, 5.91%, (3M LIBOR + 3.75%), 11/29/23 (a)	17,462	16,965
2016 1st Lien Term Loan, 6.01%, (3M LIBOR + 3.75%), 11/29/23 (a)	195,781	190,201
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 5.36%, (3M LIBOR + 3.25%), 10/05/24 (a)	49,248	47,532
Trinseo Materials Operating S.C.A.
Term Loan, 4.11%, (3M LIBOR + 2.00%), 09/06/24 (a)	148,365	147,401
Tronox Finance LLC
Term Loan B, 4.86%, (3M LIBOR + 2.75%), 09/11/24 (a)	62,160	62,105
Term Loan B, 5.08%, (3M LIBOR + 2.75%), 09/11/24 (a)	39,915	39,879
Univar Inc.
2017 USD Term Loan B, 4.29%, (3M LIBOR + 2.25%), 07/01/24 (a)	198,632	199,045
Wilsonart LLC
2017 Term Loan B, 5.58%, (3M LIBOR + 3.25%), 12/19/23 (a)	182,667	179,129
		5,137,812
Health Care 8.8%
Accelerated Health Systems, LLC
Term Loan B, 5.54%, (3M LIBOR + 3.50%), 11/02/25 (a)	109,900	110,037
ADMI Corp.
2018 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 04/06/24 (a)	148,647	147,049
Agiliti Health, Inc
Term Loan, 5.12%, (3M LIBOR + 3.00%), 10/18/25 (a) (d)	62,685	62,528
Air Methods Corporation
2017 Term Loan B, 5.60%, (3M LIBOR + 3.50%), 04/12/24 (a)	34,789	28,118
Aldevron, LLC
Term Loan, 0.00%, (3M LIBOR + 4.25%), 09/20/26 (a) (b) (c)	100,000	100,250
Alliance Healthcare Services, Inc.
2017 Term Loan B, 6.61%, (3M LIBOR + 4.50%), 10/20/23 (a) (c) (e)	125,094	118,005
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 5.61%, (3M LIBOR + 3.50%), 08/15/24 (a)	64,181	59,288
Amneal Pharmaceuticals LLC
2018 Term Loan B, 5.56%, (3M LIBOR + 3.50%), 03/26/25 (a)	91,142	77,470
Athenahealth, Inc.
2019 Term Loan B, 6.68%, (3M LIBOR + 4.50%), 01/25/26 (a)	89,550	89,214
ATI Holdings Acquisition, Inc.
2016 Term Loan, 5.55%, (3M LIBOR + 3.50%), 05/10/23 (a)	5,402	5,339
Term Loan, 5.55%, (3M LIBOR + 3.50%), 05/10/23 - 05/15/23 (a)	102,407	101,212
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 5.79%, (3M LIBOR + 3.75%), 07/23/25 (a)	69,451	68,944
Change Healthcare Holdings LLC
2017 Term Loan B, 4.54%, (3M LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	185,497	184,523

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
CHG Healthcare Services, Inc
2017 1st Lien Term Loan B, 5.04%, (3M LIBOR + 3.00%), 06/07/23 (a)	167,638	167,325
Concentra Inc.
2018 1st Lien Term Loan, 4.54%, (3M LIBOR + 2.50%), 06/01/22 (a)	100,619	101,122
DaVita, Inc.
2019 Term Loan B, 4.29%, (3M LIBOR + 2.25%), 07/30/26 (a)	90,000	90,459
Endo Luxembourg Finance Company I S.a r.l.
2017 Term Loan B, 6.30%, (3M LIBOR + 4.25%), 04/12/24 (a)	152,794	138,804
Envision Healthcare Corporation
2018 1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/27/25 (a)	13,313	10,821
ExamWorks Group, Inc.
Term Loan, 5.36%, (1M LIBOR + 3.25%), 07/27/23 (a)	167,423	167,912
Gentiva Health Services, Inc.
2018 1st Lien Term Loan, 5.81%, (3M LIBOR + 3.75%), 06/20/25 (a)	140,016	140,716
GHX Ultimate Parent Corporation
2017 1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 06/24/24 (a)	128,035	126,435
Global Medical Response, Inc.
2018 Term Loan B1, 5.31%, (3M LIBOR + 3.25%), 04/28/22 (a)	102,773	95,986
Jaguar Holding Company II
Term Loan, 4.54%, (3M LIBOR + 2.50%), 08/18/22 (a)	126,924	126,967
Kindred Healthcare LLC
2018 1st Lien Term Loan, 7.06%, (3M LIBOR + 5.00%), 06/21/25 (a)	94,050	94,050
Kinetic Concepts, Inc.
2017 USD Term Loan B, 5.58%, (3M LIBOR + 2.25%), 01/30/24 (a)	58,545	58,630
MPH Acquisition Holdings LLC
2016 Term Loan B, 4.85%, (3M LIBOR + 2.75%), 06/07/23 (a)	94,916	90,269
National Mentor Holdings, Inc.
2019 Term Loan B, 6.30%, (3M LIBOR + 4.25%), 03/09/26 (a)	115,127	115,387
2019 Term Loan C, 6.30%, (3M LIBOR + 4.25%), 03/09/26 (a)	7,187	7,203
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 5.56%, (3M LIBOR + 3.25%), 06/01/25 (a)	128,105	123,718
Parexel International Corporation
Term Loan B, 4.79%, (3M LIBOR + 2.75%), 08/06/24 (a)	87,449	82,905
Phoenix Guarantor Inc
Term Loan B, 6.57%, (3M LIBOR + 4.50%), 02/12/26 (a)	137,222	137,365
Prestige Brands, Inc.
Term Loan B4, 4.11%, (3M LIBOR + 2.00%), 01/20/24 (a)	123,643	123,819
Radiology Partners Holdings, LLC
2018 1st Lien Term Loan B, 7.06%, (3M LIBOR + 4.75%), 06/28/25 (a)	70,416	69,297
2018 1st Lien Term Loan B, 7.39%, (3M LIBOR + 4.75%), 06/28/25 (a)	46,282	45,547
RadNet, Inc.
Reprice Term Loan, 5.83%, (3M LIBOR + 3.50%), 06/30/23 (a)	69,234	69,407
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 6.55%, (3M LIBOR + 4.50%), 11/09/25 (a)	165,747	165,774
Select Medical Corporation
2017 Term Loan B, 4.54%, (3M LIBOR + 2.50%), 02/13/24 (a)	82	82
2017 Term Loan B, 4.58%, (3M LIBOR + 2.50%), 03/06/25 (a)	99,918	100,043
Sound Inpatient Physicians
2018 1st Lien Term Loan, 4.79%, (3M LIBOR + 2.75%), 06/19/25 (a)	135,781	135,374
Surgery Center Holdings, Inc.
2017 Term Loan B, 5.37%, (3M LIBOR + 3.25%), 06/18/24 (a)	77,666	75,783
Team Health Holdings, Inc.
1st Lien Term Loan, 4.86%, (3M LIBOR + 2.75%), 01/12/24 (a)	97,375	79,928
Tivity Health Inc
Term Loan A, 6.36%, (3M LIBOR + 4.25%), 03/08/24 (a) (c)	24,750	24,533
Term Loan B, 7.36%, (3M LIBOR + 5.25%), 03/08/26 (a)	28,419	28,194
U.S. Anesthesia Partners, Inc.
Term Loan, 5.04%, (3M LIBOR + 3.00%), 06/16/24 (a)	102,845	99,888
Valeant Pharmaceuticals International, Inc.
2018 Term Loan B, 5.04%, (3M LIBOR + 3.00%), 05/19/25 (a)	222,779	223,592
Verscend Holding Corp.
2018 Term Loan B, 6.54%, (3M LIBOR + 4.50%), 08/08/25 (a)	188,100	188,570
Vizient, Inc.
2019 Term Loan B5, 4.54%, (3M LIBOR + 2.50%), 04/17/26 (a)	39,800	39,949
Wellpath Holdings, Inc.
2018 1st Lien Term Loan, 7.61%, (3M LIBOR + 5.50%), 09/25/25 (a)	99,250	97,927
Zelis Healthcare Corp
Term Loan, 0.00%, (3M LIBOR + 4.75%), 09/26/26 (a) (b)	45,000	44,606
		4,640,364
Communication Services 7.2%
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 5.23%, (3M LIBOR + 3.00%), 04/22/26 (a)	167,437	167,995
Ancestry.com Operations Inc.
2019 Extended Term Loan B, 6.30%, (3M LIBOR + 4.25%), 08/15/26 (a)	172,148	168,059
CenturyLink, Inc.
2017 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 01/15/25 (a)	218,015	216,441
Cincinnati Bell, Inc.
Term Loan, 5.29%, (3M LIBOR + 3.25%), 10/02/24 (a)	99,250	98,836
Cogeco Communications (USA) II L.P.
2017 1st Lien Term Loan, 4.36%, (1M LIBOR + 2.25%), 08/11/24 (a)	247,374	247,339
Consolidated Communications, Inc.
2016 Term Loan B, 5.12%, (1M LIBOR + 3.00%), 09/29/23 (a)	172,725	165,734
CSC Holdings, LLC
Term Loan, 0.00%, (3M LIBOR + 2.50%), 04/27/27 (a) (b)	50,000	50,000
Diamond Sports Group, LLC
Term Loan, 5.30%, (3M LIBOR + 3.25%), 08/24/26 (a)	55,000	55,275
Entercom Media Corp.
2017 Term Loan B, 4.80%, (3M LIBOR + 2.75%), 11/18/24 (a)	139,789	139,824
Frontier Communications Corp.
2017 Term Loan B1, 5.87%, (3M LIBOR + 3.75%), 05/31/24 (a)	83,802	83,533
GoodRx, Inc.
1st Lien Term Loan, 4.81%, (3M LIBOR + 2.75%), 10/10/25 (a)	53,188	53,138
Gray Television, Inc.
2018 Term Loan C, 4.83%, (3M LIBOR + 2.50%), 10/30/25 (a) (c)	154,111	154,518
Hargray Communications Group, Inc.
2017 Term Loan B, 5.11%, (3M LIBOR + 3.00%), 03/23/24 (a)	109,440	109,249
Iheartcommunications, Inc.
Exit Term Loan, 6.10%, (3M LIBOR + 4.00%), 05/04/26 (a)	15,553	15,645
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.80%, (3M LIBOR + 3.75%), 11/27/23 (a)	105,000	105,230
Maxar Technologies Ltd.
Term Loan B, 4.87%, (3M LIBOR + 2.75%), 07/07/24 (a)	142,148	124,989

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
MTN Infrastructure TopCo Inc
1st Lien Term Loan B, 5.11%, (3M LIBOR + 3.00%), 10/27/24 (a)	153,720	151,926
NASCAR Holdings Inc
Term Loan, 0.00%, (3M LIBOR + 2.75%), 07/19/26 (a) (b)	7,500	7,546
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 0.00%, (3M LIBOR + 2.75%), 06/13/26 (a) (b)	167,647	168,328
2019 Term Loan B4, 4.81%, (3M LIBOR + 2.75%), 07/15/26 (a)	24,094	24,192
SBA Senior Finance II LLC
2018 Term Loan B, 4.05%, (3M LIBOR + 2.00%), 03/26/25 (a)	238,954	238,964
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 6.54%, (3M LIBOR + 4.50%), 06/20/24 (a)	99,785	87,312
Sprint Communications, Inc.
1st Lien Term Loan B, 4.56%, (3M LIBOR + 2.50%), 02/01/24 (a)	334,848	332,233
2018 Term Loan B, 5.06%, (3M LIBOR + 3.00%), 02/05/24 (a)	69,475	69,236
Telesat Canada
Term Loan B4, 4.83%, (3M LIBOR + 2.50%), 11/17/23 (a)	186,408	186,547
Triton Bidco
Term Loan, 0.00%, (3M LIBOR + 4.50%), 09/23/26 (a) (b) (c)	45,000	44,262
Vestcom Parent Holdings, Inc.
2016 1st Lien Term Loan, 6.04%, (3M LIBOR + 4.00%), 12/15/23 (a) (c) (d)	73,395	68,808
2016 1st Lien Term Loan, 8.00%, (3M PRIME + 3.00%), 12/16/23 (a) (c) (d)	13	12
Virgin Media Bristol LLC
USD Term Loan K, 4.53%, (3M LIBOR + 2.50%), 02/10/26 (a)	210,000	210,000
Windstream Holdings Inc.
DIP Term Loan, 4.62%, (3M LIBOR + 2.50%), 03/08/21 (a)	55,000	55,000
Ziggo Secured Finance Partnership
USD Term Loan E, 4.53%, (3M LIBOR + 2.50%), 04/15/25 (a)	200,000	199,492
		3,799,663
Consumer Staples 4.5%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/19/25 (a)	69,475	69,591
Albertsons, LLC
2019 Term Loan B8, 4.86%, (3M LIBOR + 2.75%), 08/07/26 (a)	102,000	102,601
American Seafoods Group LLC
2017 1st Lien Term Loan, 4.86%, (3M LIBOR + 2.75%), 07/27/23 (a)	96,868	96,989
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 4.79%, (3M LIBOR + 2.75%), 01/26/24 (a)	80,417	80,626
CHG PPC Parent LLC
2018 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 03/16/25 (a)	129,420	129,420
Coty Inc.
2018 USD Term Loan B, 4.29%, (3M LIBOR + 2.25%), 03/29/25 (a)	48,300	46,706
Del Monte Foods, Inc.
1st Lien Term Loan, 5.39%, (6M LIBOR + 3.25%), 01/26/21 (a)	34,452	26,863
1st Lien Term Loan, 7.25%, (6M PRIME + 2.25%), 01/26/21 (a)	91	71
Diamond (BC) B.V.
Term Loan, 5.26%, (1M LIBOR + 3.00%), 07/24/24 (a)	83,719	79,637
USD Term Loan, 5.26%, (1M LIBOR + 3.00%), 07/24/24 (a)	214	203
Dole Food Co. Inc.
2017 Term Loan B, 4.86%, (1M LIBOR + 2.75%), 03/22/24 (a)	52,330	51,601
2017 Term Loan B, 4.91%, (1M LIBOR + 2.75%), 03/22/24 (a)	103,025	101,589
2017 Term Loan B, 6.75%, (1M LIBOR + 2.75%), 03/22/24 (a)	1,036	1,021
Edgewell Personal Care Company
Term Loan, 0.00%, (3M LIBOR + 3.00%), 11/08/26 (a) (b) (c)	97,500	97,561
Hearthside Food Solutions, LLC
2018 Term Loan B, 5.80%, (3M LIBOR + 3.69%), 05/17/25 (a)	109,897	102,974
Hostess Brands, LLC
Term Loan, 4.36%, (3M LIBOR + 2.25%), 08/03/23 (a)	68,861	68,812
2017 Repriced Term Loan, 4.37%, (3M LIBOR + 2.25%), 08/03/23 (a)	22,954	22,937
2017 Repriced Term Loan, 4.51%, (3M LIBOR + 2.25%), 08/03/23 (a)	132,299	132,205
JBS USA Lux S.A.
2019 Term Loan B, 4.55%, (3M LIBOR + 2.50%), 04/27/26 (a)	156,056	156,707
Portillo's Holdings, LLC
1st Lien Term Loan, 6.83%, (3M LIBOR + 4.50%), 08/01/21 (a)	88,396	88,285
Post Holdings Inc.
2017 Series A Incremental Term Loan, 4.04%, (3M LIBOR + 2.00%), 05/24/24 (a)	129,973	130,265
Sigma Bidco B.V.
2018 USD Term Loan B2, 5.32%, (3M LIBOR + 3.00%), 03/07/25 (a)	123,687	122,966
United Natural Foods, Inc.
Term Loan B, 6.29%, (3M LIBOR + 4.25%), 10/22/25 (a)	183,080	152,544
US Foods, Inc.
2016 Term Loan B, 4.11%, (3M LIBOR + 2.00%), 06/27/23 (a)	217,148	217,849
UTZ Quality Foods, LLC
1st Lien Term Loan, 5.61%, (3M LIBOR + 3.50%), 11/14/24 (a)	128,892	128,247
Verra Mobility Corporation
2018 1st Lien Term Loan, 5.86%, (3M LIBOR + 3.75%), 02/23/25 (a)	135,993	136,446
		2,344,716
Energy 1.7%
EG America LLC
2018 USD Term Loan, 6.10%, (3M LIBOR + 4.00%), 06/30/25 (a)	23,129	22,834
Term Loan, 6.10%, (3M LIBOR + 4.00%), 06/30/25 (a)	173,872	171,655
EG Group Limited
2018 USD Term Loan B, 0.00%, (3M LIBOR + 4.00%), 02/01/25 (a) (b)	20,000	19,745
Equitrans Midstream Corporation
Term Loan B, 6.61%, (3M LIBOR + 4.50%), 12/13/23 (a)	103,220	103,091
HFOTCO LLC
2018 Term Loan B, 4.87%, (3M LIBOR + 2.75%), 06/19/25 (a)	93,961	93,668
Lower Cadence Holdings LLC
Term Loan B, 6.05%, (3M LIBOR + 4.00%), 05/10/26 (a)	90,000	87,582
Medallion Midland Acquisition, LLC
1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 10/31/24 (a)	98,496	95,460
Natgasoline LLC
Term Loan B, 5.81%, (3M LIBOR + 3.50%), 10/31/25 (a)	144,162	143,801
Summit Midstream Partners Holdings, LLC
Term Loan B, 8.11%, (3M LIBOR + 6.00%), 05/15/22 (a)	29,840	29,139
TEX Operations Co. LLC
Exit Term Loan B, 4.11%, (3M LIBOR + 2.00%), 08/04/23 (a)	68,080	68,279
Traverse Midstream Partners LLC
Term Loan, 6.26%, (3M LIBOR + 4.00%), 09/22/24 (a)	71,320	62,583
		897,837

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
Utilities 1.5%
Calpine Corporation
Term Loan B5, 4.61%, (3M LIBOR + 2.50%), 05/23/22 (a)	157,329	157,631
Term Loan B9, 4.86%, (3M LIBOR + 2.75%), 03/22/26 (a)	169,575	169,894
NEP/NCP Holdco, Inc.
2018 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.25%), 10/05/25 (a)	149,025	146,013
Pacific Gas And Electric Company
DIP Term Loan, 4.32%, (3M LIBOR + 2.25%), 12/31/20 (a)	127,500	128,137
Vistra Operations Company LLC
1st Lien Term Loan B3, 4.02%, (3M LIBOR + 2.00%), 12/11/25 (a)	74,805	75,002
1st Lien Term Loan B3, 4.04%, (3M LIBOR + 2.00%), 12/11/25 (a)	110,696	110,987
		787,664
Real Estate 1.3%
Capital Automotive L.P.
2017 1st Lien Term Loan, 4.62%, (1M LIBOR + 2.50%), 03/21/24 (a)	66,928	66,907
2017 2nd Lien Term Loan, 8.04%, (3M LIBOR + 6.00%), 03/21/25 (a)	94,881	95,060
ESH Hospitality, Inc.
2019 Term Loan B, 4.11%, (3M LIBOR + 2.00%), 08/30/23 (a) (c)	91,164	91,520
MGM Growth Properties Operating Partnership LP
2016 Term Loan B, 4.04%, (3M LIBOR + 2.00%), 04/20/23 (a)	222,954	223,295
VICI Properties 1 LLC
Replacement Term Loan B, 4.05%, (3M LIBOR + 2.00%), 12/13/24 (a)	220,000	220,458
		697,240
Total Senior Loan Interests (cost $46,994,663)		46,250,824
INVESTMENT COMPANIES 3.8%
Invesco Senior Loan ETF (f)	43,950	992,830
SSg A Active ETF Trust (f)	21,560	998,659
Total Investment Companies (cost $1,999,139)		1,991,489
CORPORATE BONDS AND NOTES 3.0%
Energy 0.6%
Cheniere Energy Partners, L.P.
5.63%, 10/01/26	54,000	57,348
Continental Resources, Inc.
4.50%, 04/15/23	30,000	31,169
Enlink Midstream, LLC
5.38%, 06/01/29	65,000	62,343
Everest Acquisition, LLC
7.75%, 05/15/26 (g)	60,000	44,991
Regency Energy Partners LP
5.88%, 03/01/22	30,000	32,090
Transocean Proteus Limited
6.25%, 12/01/24 (g)	63,000	64,425
		292,366
Communication Services 0.5%
AMC Entertainment Holdings, Inc.
6.13%, 05/15/27 (f)	50,000	45,430
Diamond Sports Group, LLC
5.38%, 08/15/26 (g)	20,000	20,754
6.63%, 08/15/27 (f) (g)	43,000	44,589
Iheartcommunications, Inc.
8.38%, 05/01/27	8,172	8,826
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (g)	30,000	31,122
Nexstar Escrow Inc.
5.63%, 07/15/27 (g)	8,000	8,382
Sirius XM Radio Inc.
5.50%, 07/01/29 (g)	65,000	69,380
Sprint Corporation
7.13%, 06/15/24	30,000	32,317
		260,800
Financials 0.5%
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (f) (g)	58,000	60,623
Diamond Finance International Limited
7.13%, 06/15/24 (g)	30,000	31,675
Icahn Enterprises L.P.
6.25%, 05/15/26 (g)	31,000	32,553
James Hardie International Finance Designated Activity Company
5.00%, 01/15/28 (g)	10,000	10,379
Level 3 Financing, Inc.
5.38%, 01/15/24	30,000	30,610
Springleaf Finance Corporation
7.13%, 03/15/26	65,000	72,096
		237,936
Health Care 0.3%
Bausch Health Companies Inc.
6.13%, 04/15/25 (g)	13,000	13,474
5.50%, 11/01/25 (g)	9,000	9,420
8.50%, 01/31/27 (g)	67,000	75,230
5.75%, 08/15/27 (g)	20,000	21,597
Community Health Systems, Inc.
8.63%, 01/15/24 (g)	30,000	31,084
Tenet Healthcare Corporation
5.13%, 05/01/25	30,000	30,454
		181,259
Materials 0.3%
FMG Resources (August 2006) Pty Ltd
5.13%, 03/15/23 - 05/15/24 (g)	57,000	59,048
FXI Holdings, Inc.
7.88%, 11/01/24 (f) (g)	31,000	27,282
Koppers Inc.
6.00%, 02/15/25 (c) (g)	30,000	30,011
Olin Corporation
5.13%, 09/15/27	39,000	40,073
5.00%, 02/01/30	17,000	17,081
		173,495
Industrials 0.3%
Aircastle Limited
5.00%, 04/01/23	30,000	31,980
Ashtead Capital, Inc.
5.25%, 08/01/26 (g)	93,000	98,798
Bombardier Inc.
7.88%, 04/15/27 (c) (g)	27,000	26,853
		157,631
Consumer Staples 0.2%
Energizer Holdings, Inc.
7.75%, 01/15/27 (f) (g)	65,000	72,343
JBS USA Food Company
5.50%, 01/15/30 (g)	35,000	37,084
		109,427
Utilities 0.2%
Calpine Corporation
5.25%, 06/01/26 (g)	50,000	51,815
The AES Corporation
5.50%, 04/15/25	30,000	31,158
		82,973
Information Technology 0.1%
Dell International L.L.C.
5.30%, 10/01/29 (g) (h)	50,000	54,464
Consumer Discretionary 0.0%
Eldorado Resorts, Inc.
6.00%, 09/15/26	10,000	10,977
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (f) (g)	15,000	14,377
		25,354
Total Corporate Bonds And Notes (cost $1,542,649)		1,575,705
WARRANTS 0.0%
iHeartMedia, Inc. (c) (e) (i)	703	8,963
Total Warrants (cost $13,203)		8,963

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
COMMON STOCKS 0.0%
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (i)	1,875	4,725
iHeartMedia, Inc. - Class A (i)	94	1,410
Total Common Stocks (cost $11,100)		6,135
SHORT TERM INVESTMENTS 10.3%
Investment Companies 6.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.99% (j)	3,359,191	3,359,191
Securities Lending Collateral 3.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07% (j)	2,057,364	2,057,364
Total Short Term Investments (cost $5,416,555)		5,416,555
Total Investments 104.8% (cost $55,977,309)		55,249,671
Other Derivative Instruments 0.0%		297
Other Assets and Liabilities, Net (4.8)%		(2,543,946)
Total Net Assets 100.0%		52,706,022

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior loan will settle after September 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs.

(f) All or a portion of the security was on loan as of September 30, 2019.

(g) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $1,041,753 and 2.0% of the Fund.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) Non-income producing security.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
PPM Floating Rate Income Fund
Allied Universal Holdco LLC – 2019 Delayed Draw Term Loan	4,037	19
Mavis Tire Express Services Corp. – 2018 Delayed Draw Term Loan	14,587	(297)
NCR Corporation – 2019 Delayed Draw Term Loan	12,947	(8)
PG&E Corp – DIP Delayed Draw Term Loan	42,288	425
	73,859	139

PPM Floating Rate Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Note	(2)	December 2019	(264,265)	156	3,640
United States 5 Year Note	(3)	January 2020	(360,392)	141	2,946
				297	6,586

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
PPM High Yield Core Fund
CORPORATE BONDS AND NOTES 88.6%
Communication Services 19.7%
Altice Financing S.A.
8.13%, 01/15/24 (a)	200,000	206,500
Altice France
7.38%, 05/01/26 (a)	320,000	343,349
Altice Luxembourg Fr SA
8.13%, 02/01/27 (a)	200,000	220,977
AMC Entertainment Holdings, Inc.
6.13%, 05/15/27 (b)	169,000	153,552
CB Escrow Corp.
8.00%, 10/15/25 (a)	217,000	191,054
CCO Holdings, LLC
5.88%, 05/01/27 (a)	420,000	444,533
5.00%, 02/01/28 (a)	167,000	172,877
5.38%, 06/01/29 (a)	371,000	394,900
CenturyLink, Inc.
6.75%, 12/01/23 (b)	125,000	137,268
5.63%, 04/01/25 (b)	125,000	129,712
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (a)	107,000	117,631
Connect Midco II Limited
6.75%, 10/01/26 (a)	200,000	203,592
Consolidated Communications, Inc.
6.50%, 10/01/22 (b)	175,000	162,130
CSC Holdings, LLC
5.50%, 04/15/27 (a)	250,000	264,480
7.50%, 04/01/28 (a)	300,000	338,480
5.75%, 01/15/30 (a)	200,000	208,980
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	68,000	70,562
6.63%, 08/15/27 (a) (b)	111,000	115,103
DISH DBS Corporation
5.13%, 05/01/20	150,000	151,746
5.00%, 03/15/23	175,000	176,942
5.88%, 11/15/24	105,000	104,073
Frontier Communications Corporation
10.50%, 09/15/22	235,000	108,152
8.50%, 04/01/26 (a)	160,000	160,142
8.00%, 04/01/27 (a)	55,000	58,105
Gannett Co., Inc.
5.50%, 09/15/24 (a)	125,000	128,686
Hughes Satellite Systems Corporation
6.63%, 08/01/26	250,000	271,802
Iheartcommunications, Inc.
6.38%, 05/01/26	38,565	41,764
8.38%, 05/01/27	158,651	171,352
5.25%, 08/15/27 (a)	25,000	26,099
Intelsat Jackson Holdings S.A.
8.50%, 10/15/24 (a)	172,000	173,490
9.75%, 07/15/25 (a)	395,000	414,037
Level 3 Parent, LLC
5.75%, 12/01/22	167,000	167,649
Liberty Media Corporation
8.25%, 02/01/30	128,000	134,080
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (a) (c)	235,000	243,788
5.63%, 03/15/26 (a)	57,000	60,765
MDC Partners Inc.
6.50%, 05/01/24 (a)	220,000	200,875
Netflix, Inc.
5.75%, 03/01/24	167,000	182,489
5.88%, 11/15/28	150,000	163,134
6.38%, 05/15/29 (a)	76,000	84,170
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	47,000	49,242
Qwest Corporation
6.88%, 09/15/33	155,000	154,884
Radiate HoldCo, LLC
6.63%, 02/15/25 (a)	125,000	125,925
Sinclair Television Group, Inc.
5.88%, 03/15/26 (a)	140,000	146,380
Sirius XM Radio Inc.
4.63%, 07/15/24 (a)	37,000	38,398
5.38%, 07/15/26 (a)	425,000	446,701
5.50%, 07/01/29 (a)	71,000	75,785
Sprint Capital Corporation
6.88%, 11/15/28	200,000	217,991
Sprint Communications, Inc.
6.00%, 11/15/22	167,000	176,928
Sprint Corporation
7.13%, 06/15/24	585,000	630,183
TEGNA Inc.
5.00%, 09/15/29 (a)	68,000	68,836
Telecom Italia Capital, Societe Anonyme
6.00%, 09/30/34	180,000	191,270
Telesat Canada
8.88%, 11/15/24 (a)	186,000	199,520
6.50%, 10/15/27 (a)	90,000	91,598
T-Mobile USA, Inc.
6.50%, 01/15/24	167,000	173,509
5.13%, 04/15/25	167,000	173,046
4.75%, 02/01/28	62,000	64,968
Uber Technologies, Inc.
7.50%, 09/15/27 (a)	81,000	80,376
Windstream Services, LLC
0.00%, 10/31/25 (a) (d) (e)	150,000	152,935
Zayo Group, LLC
6.00%, 04/01/23	304,000	312,436
		10,669,931
Financials 14.1%
Acrisure, LLC
7.00%, 11/15/25 (a)	115,000	107,589
Ally Financial Inc.
4.63%, 05/19/22	167,000	173,713
3.88%, 05/21/24	195,000	201,833
Altice Financing S.A.
6.63%, 02/15/23 (a)	104,000	106,872
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (a)	267,000	279,073
5.25%, 08/15/27 (a)	270,000	273,884
CIT Group Inc.
4.75%, 02/16/24	125,000	132,188
5.25%, 03/07/25	19,000	20,737
6.13%, 03/09/28 (c)	20,000	23,508
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (f)	269,000	271,856
Commscope Finance LLC
6.00%, 03/01/26 (a)	95,000	98,340
8.25%, 03/01/27 (a) (b)	213,000	207,582
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (a) (f)	250,000	264,688
6.38%, (callable at 100 beginning 08/21/26) (a) (f)	200,000	207,839
Diamond Finance International Limited
5.88%, 06/15/21 (a)	142,000	144,289
6.02%, 06/15/26 (a)	264,000	296,924
Eagle Holding Company II, LLC
7.75%, 05/15/22 (a) (g)	78,000	78,707
8.38%, 05/15/22 (a) (g)	135,000	136,277
Glencore Funding LLC
4.88%, 03/12/29 (a)	75,000	80,972
Icahn Enterprises L.P.
6.25%, 05/15/26 (a)	408,000	428,444
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (a)	35,000	35,858
6.50%, 06/01/26 (a)	125,000	132,203
Intelsat Connect Finance S.A.
9.50%, 02/15/23 (a) (b)	29,000	26,842
Jack Ohio Finance LLC
10.25%, 11/15/22 (a)	167,000	177,046
James Hardie International Finance Designated Activity Company
5.00%, 01/15/28 (a)	78,000	80,958

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 08/01/24) (f)	80,000	82,124
5.30%, (callable at 100 beginning 05/01/20) (f)	222,000	224,273
Level 3 Financing, Inc.
5.38%, 01/15/24	167,000	170,397
4.63%, 09/15/27 (a)	194,000	196,326
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (a)	150,000	154,428
Lloyds Banking Group PLC
6.75%, (callable at 100 beginning 06/27/26) (f)	122,000	126,732
7.50%, (callable at 100 beginning 09/27/25) (f)	81,000	86,763
Navient Corporation
7.25%, 09/25/23	140,000	152,236
5.88%, 10/25/24	82,000	83,050
Nexstar Escrow Corporation
5.63%, 08/01/24 (a)	250,000	260,351
Nordic Aviation Capital DAC
5.83%, 03/14/26 (c) (h)	125,000	133,823
Rassman, Joel H.
4.88%, 03/15/27	105,000	112,660
3.80%, 11/01/29	150,000	147,584
Resideo Funding Inc.
6.13%, 11/01/26 (a)	44,000	46,532
Springleaf Finance Corporation
6.13%, 03/15/24	88,000	94,860
7.13%, 03/15/26	175,000	194,104
6.63%, 01/15/28	38,000	41,027
Taylor Morrison Communities, Inc.
5.75%, 01/15/28 (a)	13,000	14,129
Telenet Finance Luxembourg Notes S.À R.L.
5.50%, 03/01/28 (a)	200,000	209,750
Tenet Healthcare Corporation
4.88%, 01/01/26 (a)	186,000	191,119
5.13%, 11/01/27 (a)	133,000	137,343
USA Compression Finance Corp.
6.88%, 04/01/26	79,000	82,503
6.88%, 09/01/27 (a)	242,000	249,799
Vertiv Intermediate Holding Corporation
13.00%, 02/15/22 (a) (g)	214,000	193,610
Vistra Operations Company LLC
4.30%, 07/15/29 (a)	61,000	62,428
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (a)	200,000	209,067
		7,645,240
Consumer Discretionary 12.6%
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	71,000	74,908
9.75%, 07/15/27 (a)	79,000	82,433
Altice S.A.
7.63%, 02/15/25 (a)	200,000	208,352
AMC Entertainment Inc.
5.75%, 06/15/25 (b)	65,000	62,025
Aramark Services, Inc.
4.75%, 06/01/26	152,000	156,605
5.00%, 02/01/28 (a)	39,000	40,603
Beazer Homes USA, Inc.
6.75%, 03/15/25	75,000	76,358
5.88%, 10/15/27 (b)	80,000	77,646
7.25%, 10/15/29 (a)	68,000	69,099
Churchill Downs Incorporated
4.75%, 01/15/28 (a)	136,000	139,479
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (a)	125,000	127,868
Delphi Technologies PLC
5.00%, 10/01/25 (a)	162,000	143,944
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	94,000	100,477
GLP Financing, LLC
5.38%, 04/15/26	126,000	138,771
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	170,000	173,216
5.13%, 05/01/26	178,000	187,122
IHO Verwaltungs GmbH
6.75%, 05/15/27 (a) (g)	104,000	105,883
7.13%, 05/15/29 (a) (g)	60,000	60,673
KB Home
7.63%, 05/15/23	201,000	227,932
KFC Holding Co.
4.75%, 06/01/27 (a)	140,000	145,896
L Brands, Inc.
7.50%, 06/15/29	230,000	228,915
Lennar Corporation
4.75%, 11/29/27	148,000	158,955
M/I Homes, Inc.
6.75%, 01/15/21	267,000	270,011
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	180,000	194,388
4.75%, 01/15/28 (a)	37,000	37,385
Masonite International Corporation
5.38%, 02/01/28 (a)	76,000	79,405
MGM China Holdings Limited
5.88%, 05/15/26 (a)	72,000	75,543
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (a) (b)	186,000	178,280
New Golden Nugget Inc.
6.75%, 10/15/24 (a)	202,000	204,747
8.75%, 10/01/25 (a)	177,000	184,535
Panther BF Aggregator 2 LP
8.50%, 05/15/27 (a)	82,000	83,036
Party City Holdings Inc.
6.63%, 08/01/26 (a) (b)	125,000	123,720
PetSmart, Inc.
5.88%, 06/01/25 (a)	252,000	251,341
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (a)	250,000	258,935
Sally Holdings, LLC
5.63%, 12/01/25 (b)	150,000	152,713
Scientific Games International, Inc.
5.00%, 10/15/25 (a)	346,000	357,452
8.25%, 03/15/26 (a)	125,000	133,031
Sotheby's, Inc.
4.88%, 12/15/25 (a)	100,000	100,987
Staples, Inc.
7.50%, 04/15/26 (a)	149,000	153,400
10.75%, 04/15/27 (a)	101,000	104,285
Stars Group Holdings B.V.
7.00%, 07/15/26 (a)	136,000	144,203
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (a)	172,000	188,666
The Men's Wearhouse, Inc.
7.00%, 07/01/22	155,000	152,732
Viking Cruises Limited
5.88%, 09/15/27 (a)	160,000	169,255
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	125,000	129,048
Williams Scotsman International, Inc.
6.88%, 08/15/23 (a)	119,000	124,664
Wyndham Destinations, Inc.
5.40%, 04/01/24 (i)	100,000	105,511
5.75%, 04/01/27 (j)	35,000	37,896
Wynn Resorts Finance, LLC
5.13%, 10/01/29 (a)	29,000	30,394
		6,812,723
Energy 10.6%
Antero Midstream Partners LP
5.38%, 09/15/24	100,000	90,098
5.75%, 03/01/27 - 01/15/28 (a)	178,000	148,374
Ascent Resources - Utica, LLC
10.00%, 04/01/22 (a)	25,000	24,981
7.00%, 11/01/26 (a)	195,000	162,838
Brazos Valley Longhorn, L.L.C.
6.88%, 02/01/25	213,000	187,868
Bruin E&P Partners, LLC
8.88%, 08/01/23 (a)	186,000	139,022
Callon Petroleum Company
6.38%, 07/01/26	125,000	122,230
Chaparral Energy, Inc.
8.75%, 07/15/23 (a) (b)	165,000	68,099

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	235,000	261,464
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	233,000	242,328
5.63%, 10/01/26	134,000	142,307
4.50%, 10/01/29 (a)	66,000	67,650
Chesapeake Energy Corporation
8.00%, 01/15/25 (c)	103,000	74,374
CNX Midstream Partners LP
6.50%, 03/15/26 (a)	108,000	99,642
Continental Resources, Inc.
4.50%, 04/15/23	200,000	207,795
Diamondback Energy, Inc.
4.75%, 11/01/24	75,000	76,871
5.38%, 05/31/25	100,000	104,480
Energy Transfer LP
5.25%, 04/15/29	94,000	105,917
Enlink Midstream, LLC
4.85%, 07/15/26	86,000	81,819
5.38%, 06/01/29	231,000	221,557
EQM Midstream Partners, LP
4.13%, 12/01/26	152,000	141,109
Everest Acquisition, LLC
8.00%, 11/29/24 (a)	55,000	21,136
7.75%, 05/15/26 (a)	65,000	48,741
Extraction Oil & Gas, Inc.
7.38%, 05/15/24 (a)	84,000	56,949
Hess Infrastructure Partners LP
5.63%, 02/15/26 (a)	91,000	95,063
Murphy Oil USA, Inc.
5.75%, 08/15/25	135,000	137,664
4.75%, 09/15/29	21,000	21,520
Nabors Industries, Inc.
5.50%, 01/15/23 (b)	89,000	73,187
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	169,000	180,791
Noble Corporation
7.88%, 02/01/26 (a)	200,000	143,637
Parsley Energy, LLC
5.25%, 08/15/25 (a)	150,000	152,178
PBF Logistics LP
6.88%, 05/15/23	200,000	205,974
Precision Drilling Corporation
5.25%, 11/15/24	100,000	88,829
7.13%, 01/15/26 (a)	167,000	155,270
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	160,000	169,563
Shelf Drilling Management Services DMCC
8.25%, 02/15/25 (a)	204,000	181,661
SM Energy Company
1.50%, 07/01/21 (k)	12,000	10,867
6.13%, 11/15/22 (b)	55,000	52,750
Southwestern Energy Company
7.50%, 04/01/26	100,000	87,391
SRC Energy Inc.
6.25%, 12/01/25	142,000	140,789
Targa Resource Corporation
5.88%, 04/15/26	165,000	174,313
5.00%, 01/15/28	60,000	60,731
Transocean Inc
7.50%, 01/15/26 (a)	210,000	186,350
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	69,000	72,388
Transocean Proteus Limited
6.25%, 12/01/24 (a)	135,000	138,054
Whiting Petroleum Corporation
1.25%, 04/01/20 (k)	3,000	2,936
6.25%, 04/01/23	192,000	148,375
WPX Energy, Inc.
5.75%, 06/01/26	47,000	48,137
5.25%, 09/15/24 - 10/15/27	121,000	122,820
		5,748,887
Health Care 10.1%
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	200,000	207,298
5.50%, 11/01/25 (a)	69,000	72,222
8.50%, 01/31/27 (a)	598,000	671,460
5.75%, 08/15/27 (a)	166,000	179,256
7.00%, 01/15/28 (a)	24,000	25,823
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (a)	15,000	15,560
Centene Corporation
4.75%, 05/15/22	76,000	77,666
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	281,000	294,389
Community Health Systems, Inc.
8.63%, 01/15/24 (a)	100,000	103,613
8.00%, 03/15/26 (a)	125,000	124,870
HCA Inc.
5.00%, 03/15/24	119,000	129,950
5.25%, 06/15/26	182,000	203,360
5.38%, 09/01/26	62,000	68,041
4.50%, 02/15/27	267,000	287,136
5.63%, 09/01/28	220,000	245,441
5.88%, 02/01/29	34,000	38,245
5.13%, 06/15/39	54,000	59,005
Hill-Rom Holdings, Inc.
4.38%, 09/15/27 (a)	42,000	42,993
Hologic, Inc.
4.38%, 10/15/25 (a)	104,000	106,588
IQVIA Inc.
5.00%, 05/15/27 (a)	125,000	131,123
Legacy Lifepoint Health, Inc.
9.75%, 12/01/26 (a)	200,000	214,260
Mednax, Inc.
6.25%, 01/15/27 (a)	252,000	249,908
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (a)	149,000	137,602
Muzinich U.S. High Yield Corporate Bond Fund
9.75%, 08/15/26 (a)	147,000	156,678
Mylan Inc
4.55%, 04/15/28	78,000	83,097
5.20%, 04/15/48	43,000	45,586
Ortho-Clinical Diagnostics, Inc.
6.63%, 05/15/22 (a)	193,000	188,704
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	272,000	248,834
Polaris Intermediate School
8.50%, 12/01/22 (a) (g)	75,000	63,775
Tenet Healthcare Corporation
8.13%, 04/01/22	204,000	220,714
6.75%, 06/15/23 (b)	131,000	137,670
6.25%, 02/01/27 (a)	118,000	122,930
Tennessee Merger Sub, Inc.
6.38%, 02/01/25 (a) (b)	133,000	92,031
WellCare Health Plans, Inc.
5.25%, 04/01/25	339,000	354,031
5.38%, 08/15/26 (a)	48,000	51,282
		5,451,141
Industrials 7.2%
ACCO Brands Corporation
5.25%, 12/15/24 (a)	120,000	124,333
Aircastle Limited
4.13%, 05/01/24	207,000	214,912
4.25%, 06/15/26	130,000	133,227
Ashtead Capital, Inc.
4.13%, 08/15/25 (a)	33,000	33,704
5.25%, 08/01/26 (a)	214,000	227,342
4.38%, 08/15/27 (a)	75,000	76,800
Avolon Holdings Funding Limited
5.25%, 05/15/24 (a)	150,000	160,876
Bombardier Inc.
5.75%, 03/15/22 (a)	171,000	173,928
6.13%, 01/15/23 (a)	53,000	54,045
7.50%, 03/15/25 (a)	151,000	150,942
7.88%, 04/15/27 (a)	80,000	79,563

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (b) (f)	53,000	50,284
Hertz Vehicle Financing II LP
7.63%, 06/01/22 (a)	100,000	104,089
5.50%, 10/15/24 (a)	200,000	201,499
7.13%, 08/01/26 (a)	53,000	55,281
Navistar International Corporation
6.63%, 11/01/25 (a)	128,000	129,969
Park Aerospace Holdings Limited
4.50%, 03/15/23 (a)	170,000	176,238
Prime Security Services Borrower, LLC
9.25%, 05/15/23 (a) (c)	51,000	53,602
5.75%, 04/15/26 (a)	235,000	244,517
Sensata Technologies B.V.
5.00%, 10/01/25 (a)	125,000	133,771
Standard Industries Inc.
4.75%, 01/15/28 (a)	170,000	174,589
Tempo Acquisition, LLC
6.75%, 06/01/25 (a)	235,000	242,144
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (a) (b)	18,000	17,813
TransDigm Inc.
6.50%, 05/15/25	100,000	104,147
6.25%, 03/15/26 (a)	271,000	291,122
United Rentals (North America), Inc.
5.50%, 05/15/27	319,000	338,294
4.88%, 01/15/28	174,000	180,904
		3,927,935
Materials 5.3%
Berry Global Escrow Corporation
4.88%, 07/15/26 (a)	195,000	201,886
5.63%, 07/15/27 (a)	89,000	92,141
Berry Global, Inc.
5.13%, 07/15/23	125,000	128,161
CEMEX S.A.B. de C.V.
5.70%, 01/11/25 (a) (b)	250,000	256,875
CF Industries, Inc.
5.38%, 03/15/44	50,000	50,413
Crown Americas LLC
4.25%, 09/30/26	160,000	166,142
FMG Resources (August 2006) Pty Ltd
5.13%, 03/15/23 - 05/15/24 (a)	315,000	326,250
4.50%, 09/15/27 (a)	78,000	76,290
Freeport-McMoRan Inc.
4.55%, 11/14/24 (b)	90,000	92,331
5.00%, 09/01/27	117,000	116,541
5.40%, 11/14/34	217,000	208,117
FXI Holdings, Inc.
7.88%, 11/01/24 (a) (b)	188,000	165,453
Koppers Inc.
6.00%, 02/15/25 (a) (c)	70,000	70,025
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (a)	108,000	103,090
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	128,000	131,420
5.25%, 06/01/27 (a)	76,000	79,218
Olin Corporation
5.13%, 09/15/27	136,000	139,742
5.63%, 08/01/29	38,000	39,590
5.00%, 02/01/30	99,000	99,474
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (a)	221,000	226,850
Trinseo Materials Operating S.C.A.
5.38%, 09/01/25 (a)	125,000	121,561
		2,891,570
Consumer Staples 3.7%
Albertsons Companies, Inc.
6.63%, 06/15/24	125,000	131,261
5.75%, 03/15/25	50,000	51,587
BAT Capital Corp.
3.56%, 08/15/27	150,000	150,803
Cott Holdings Inc.
5.50%, 04/01/25 (a)	161,000	167,081
Coty Inc.
6.50%, 04/15/26 (a) (b)	125,000	121,871
Energizer Holdings, Inc.
6.38%, 07/15/26 (a) (b)	80,000	85,753
7.75%, 01/15/27 (a) (b)	113,000	125,766
JBS Investments II GmbH
5.75%, 01/15/28 (a)	200,000	208,215
JBS USA Food Company
6.50%, 04/15/29 (a)	96,000	106,522
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (a)	72,000	53,950
Pilgrim's Pride Corporation
5.75%, 03/15/25 (a)	135,000	139,813
5.88%, 09/30/27 (a)	40,000	43,033
Post Holdings, Inc.
5.63%, 01/15/28 (a)	142,000	150,490
Safeway Inc.
5.88%, 02/15/28 (a)	207,000	219,416
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (b)	125,000	125,378
Spectrum Brands, Inc.
5.75%, 07/15/25	49,000	51,093
5.00%, 10/01/29 (a)	68,000	69,187
		2,001,219
Utilities 2.2%
Calpine Corporation
5.25%, 06/01/26 (a)	411,000	425,919
DPL Inc.
4.35%, 04/15/29 (a)	110,000	108,188
The AES Corporation
5.50%, 04/15/25	369,000	383,249
5.13%, 09/01/27	200,000	212,576
Vistra Operations Company LLC
5.63%, 02/15/27 (a)	41,000	43,189
		1,173,121
Real Estate 1.6%
Equinix, Inc.
5.38%, 05/15/27	280,000	302,112
ESH Hospitality, Inc.
5.25%, 05/01/25 (a)	281,000	290,892
PulteGroup, Inc.
5.00%, 01/15/27	165,000	178,300
Service Properties Trust
4.35%, 10/01/24	102,000	103,174
		874,478
Information Technology 1.5%
Broadcom Inc.
4.25%, 04/15/26 (a)	175,000	180,772
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	34,000	30,697
NCR Corporation
5.75%, 09/01/27 (a)	53,000	54,917
6.13%, 09/01/29 (a)	53,000	55,910
Radiate HoldCo, LLC
6.88%, 02/15/23 (a) (b)	88,000	90,643
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)	126,000	131,513
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (a)	174,000	178,198
Western Digital Corporation
4.75%, 02/15/26	113,000	116,249
		838,899
Total Corporate Bonds And Notes (cost $46,848,030)		48,035,144
SENIOR LOAN INTERESTS 4.7%
Information Technology 1.1%
Almonde, Inc.
1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (l)	116,177	112,927
USD 1st Lien Term Loan, 5.70%, (3M LIBOR + 3.50%), 04/26/24 (l)	17,930	17,429
Banff Merger Sub Inc
2018 USD Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/30/25 (l) (m)	80,000	76,903

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/12/25 (l)	178,899	179,793
Radiate Holdco, LLC
1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 12/09/23 (l)	99,237	98,785
Verifone Systems, Inc.
2018 1st Lien Term Loan, 6.14%, (3M LIBOR + 4.00%), 08/09/25 (l)	129,423	123,405
		609,242
Health Care 1.0%
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 5.61%, (3M LIBOR + 3.50%), 08/15/24 (l)	245,000	226,319
MPH Acquisition Holdings LLC
2016 Term Loan B, 4.85%, (3M LIBOR + 2.75%), 06/07/23 (l)	150,000	142,656
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 6.55%, (3M LIBOR + 4.50%), 11/09/25 (l)	198,500	198,532
		567,507
Materials 0.5%
BWAY Holding Company
2017 Term Loan B, 5.59%, (3M LIBOR + 3.25%), 04/03/24 (l)	165,728	162,092
Polar US Borrower, LLC
2018 1st Lien Term Loan, 6.85%, (3M LIBOR + 4.75%), 08/21/25 (l)	2,213	2,149
2018 1st Lien Term Loan, 7.06%, (3M LIBOR + 4.75%), 08/21/25 (l)	97,038	94,248
		258,489
Communication Services 0.4%
Frontier Communications Corp.
2017 Term Loan B1, 5.87%, (3M LIBOR + 3.75%), 05/31/24 (l)	97,995	97,680
Iheartcommunications, Inc.
Exit Term Loan, 6.10%, (3M LIBOR + 4.00%), 05/04/26 (l)	64,042	64,420
Windstream Holdings Inc.
DIP Term Loan, 4.62%, (3M LIBOR + 2.50%), 03/08/21 (l)	77,000	77,000
		239,100
Industrials 0.4%
1199169 B.C. Unlimited Liability Company
2019 Term Loan B2, 6.10%, (3M LIBOR + 4.00%), 01/25/26 (l)	24,126	24,224
Dynasty Acquisition Co., Inc.
2019 Term Loan B1, 6.10%, (3M LIBOR + 4.00%), 01/25/26 (l)	44,874	45,056
Panther BF Aggregator 2 LP
USD Term Loan B, 5.54%, (3M LIBOR + 3.50%), 03/13/26 (l)	129,700	128,323
		197,603
Financials 0.4%
Acrisure, LLC
2017 Term Loan B, 6.35%, (3M LIBOR + 4.25%), 11/22/23 (l)	98,000	97,388
UFC Holdings, LLC
2019 Term Loan, 5.30%, (3M LIBOR + 3.25%), 04/25/26 (l)	99,233	99,412
		196,800
Real Estate 0.4%
Communications Sales & Leasing, Inc.
2017 Term Loan B, 7.11%, (1M LIBOR + 5.00%), 10/24/22 (l)	198,469	193,321
Consumer Discretionary 0.3%
Bass Pro Group, LLC
Term Loan B, 7.04%, (3M LIBOR + 5.00%), 11/15/23 (l)	172,874	166,219
Energy 0.2%
Lower Cadence Holdings LLC
Term Loan B, 6.05%, (3M LIBOR + 4.00%), 05/10/26 (l)	114,000	110,937
Total Senior Loan Interests (cost $2,563,239)		2,539,218
INVESTMENT COMPANIES 2.6%
Eaton Vance Senior Floating-Rate Trust	3,750	48,900
SPDR Bloomberg Barclays High Yield Bond ETF	12,500	1,359,248
Total Investment Companies (cost $1,371,118)		1,408,148
COMMON STOCKS 0.3%
Energy 0.1%
Chaparral Energy, Inc. - Class A (b) (d)	6,908	9,257
MPLX LP	2,200	61,622
		70,879
Materials 0.1%
Freeport-McMoRan Inc. - Class B	6,700	64,119
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (d)	8,143	20,520
iHeartMedia, Inc. (c) (d) (h)	107,000	—
iHeartMedia, Inc. (c) (d) (h)	208,000	—
iHeartMedia, Inc. - Class A (b) (d)	386	5,790
		26,310
Total Common Stocks (cost $354,590)		161,308
WARRANTS 0.0%
iHeartMedia, Inc. (c) (d) (n)	2,897	36,937
Total Warrants (cost $53,585)		36,937
SHORT TERM INVESTMENTS 8.8%
Securities Lending Collateral 5.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07% (o)	2,990,764	2,990,764
Investment Companies 3.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.99% (o)	1,790,863	1,790,863
Total Short Term Investments (cost $4,781,627)		4,781,627
Total Investments 105.0% (cost $55,972,189)		56,962,382
Other Derivative Instruments 0.0%		719
Other Assets and Liabilities, Net (5.0)%		(2,731,394)
Total Net Assets 100.0%		54,231,707

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $29,328,152 and 54.1% of the Fund.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Non-income producing security.

(e) As of September 30, 2019, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(f) Perpetual security. Next contractual call date presented, if applicable.

(g) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2019.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(k) Convertible security.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) This senior loan will settle after September 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

PPM High Yield Core Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Note	(5)	December 2019	(660,395)	391	8,832
United States 10 Year Ultra Bond	(2)	December 2019	(290,282)	63	5,470
United States 5 Year Note	(5)	January 2020	(599,544)	234	3,802
United States Long Bond	(1)	December 2019	(166,646)	31	4,334
				719	22,438

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
PPM Long Short Credit Fund
CORPORATE BONDS AND NOTES 75.4%
Financials 24.5%
Acrisure, LLC
7.00%, 11/15/25 (a)	128,000	119,751
American Express Company
2.20%, 10/30/20 (b)	750,000	750,525
Athene Global Funding
3.56%, (3M USD LIBOR + 1.23%), 07/01/22 (a) (c)	333,000	336,064
Bank of America Corporation
2.94%, (3M USD LIBOR + 0.66%), 07/21/21 (c)	100,000	100,577
3.28%, (3M USD LIBOR + 1.00%), 04/24/23 (c)	166,000	167,180
4.00%, 01/22/25	209,000	221,856
4.25%, 10/22/26	105,000	113,558
3.59%, 07/21/28	156,000	164,686
4.33%, 03/15/50 (b)	1,199,000	1,412,854
BMW US Capital, LLC
2.68%, (3M USD LIBOR + 0.38%), 04/06/20 (a) (c)	333,000	333,259
Capital One Financial Corporation
2.94%, (3M USD LIBOR + 0.76%), 05/12/20 (c)	333,000	334,069
3.75%, 03/09/27	75,000	78,900
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (d)	257,000	259,729
2.10%, 06/12/20	500,000	500,388
3.24%, (3M USD LIBOR + 0.96%), 04/25/22 (b) (c)	249,000	251,630
4.45%, 09/29/27	253,000	276,133
3.89%, 01/10/28 (c)	67,000	71,768
4.13%, 07/25/28	10,000	10,745
Credit Suisse Group AG
7.50%, (callable at 100 beginning 07/17/23) (a) (d)	200,000	214,105
6.50%, 08/08/23 (a)	225,000	250,847
Diamond Finance International Limited
8.35%, 07/15/46 (a)	99,000	130,522
Ford Motor Credit Company LLC
5.44%, (3M USD LIBOR + 3.14%), 01/07/22 (c)	250,000	257,603
Glencore Funding LLC
3.00%, 10/27/22 (a)	61,000	61,676
4.88%, 03/12/29 (a)	125,000	134,954
GLP Financing, LLC
5.30%, 01/15/29	110,000	121,261
HSBC Holdings PLC
3.12%, (3M USD LIBOR + 1.00%), 05/18/24 (c)	200,000	200,793
Icahn Enterprises L.P.
6.25%, 05/15/26 (a)	150,000	157,516
James Hardie International Finance Designated Activity Company
5.00%, 01/15/28 (a) (e)	15,000	15,569
JPMorgan Chase & Co.
5.00%, (callable at 100 beginning 08/01/24) (d)	197,000	202,230
5.30%, (callable at 100 beginning 05/01/20) (d)	200,000	202,048
3.51%, 01/23/29	66,000	69,668
4.20%, 07/23/29	40,000	44,356
2.74%, 10/15/30	116,000	115,288
Lloyds Banking Group PLC
7.50%, (callable at 100 beginning 09/27/25) (d)	109,000	116,756
Markel Corporation
5.00%, 05/20/49	78,000	90,518
Metropolitan Life Global Funding I
3.60%, 01/11/24 (a)	235,000	248,394
Morgan Stanley
3.21%, (3M USD LIBOR + 0.93%), 07/22/22 (c)	125,000	125,764
4.10%, 05/22/23	225,000	236,982
4.35%, 09/08/26	89,000	96,355
3.63%, 01/20/27	67,000	70,818
New York Life Global Funding
2.48%, (3M USD LIBOR + 0.16%), 10/01/20 (a) (b) (c)	1,000,000	1,001,140
Nordic Aviation Capital DAC
5.58%, 03/14/24 (e) (f)	135,000	142,981
PNC Bank, National Association
2.48%, (3M USD LIBOR + 0.35%), 03/12/21 (b) (c)	500,000	500,146
Rassman, Joel H.
3.80%, 11/01/29	178,000	175,133
Santander UK Group Holdings PLC
4.80%, 11/15/24 (e)	161,000	172,307
Springleaf Finance Corporation
6.63%, 01/15/28	37,000	39,948
Tenet Healthcare Corporation
4.88%, 01/01/26 (a)	130,000	133,578
The Goldman Sachs Group, Inc.
2.83%, (3M USD LIBOR + 0.73%), 12/27/20 (b) (c)	382,000	383,581
2.91%, 07/24/23 (b)	20,000	20,269
3.50%, 11/16/26	9,000	9,359
3.69%, 06/05/28 (c)	21,000	22,044
4.22%, 05/01/29	24,000	26,170
U.S. Bancorp
3.00%, 07/30/29	66,000	68,066
USA Compression Finance Corp.
6.88%, 09/01/27 (a)	67,000	69,159
Vistra Operations Company LLC
4.30%, 07/15/29 (a)	60,000	61,405
Wells Fargo & Company
2.15%, 01/30/20 (b)	500,000	499,955
3.58%, 05/22/28 (c)	51,000	54,010
Wells Fargo Bank, National Association
2.08%, 09/09/22 (b)	750,000	747,352
		12,794,298
Energy 9.6%
Callon Petroleum Company
6.38%, 07/01/26	125,000	122,230
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	41,000	45,617
5.13%, 06/30/27	99,000	108,385
Cheniere Energy Partners, L.P.
4.50%, 10/01/29 (a)	63,000	64,575
Continental Resources, Inc.
4.38%, 01/15/28	121,000	125,075
Denbury Resources Inc.
9.25%, 03/31/22 (a) (b)	14,000	12,439
7.75%, 02/15/24 (a)	80,000	61,893
Diamondback Energy, Inc.
4.75%, 11/01/24	187,000	191,666
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (a) (b)	19,000	19,825
5.75%, 01/30/28 (a)	19,000	20,206
Energy Transfer LP
4.25%, 03/15/23	192,000	200,731
5.25%, 04/15/29	94,000	105,917
5.80%, 06/15/38	95,000	108,842
Energy Transfer Operating, L.P.
6.25%, 04/15/49	40,000	48,593
Enlink Midstream, LLC
5.38%, 06/01/29	82,000	78,648
Enterprise Products Operating LLC
3.35%, 03/15/23	43,000	44,472
3.13%, 07/31/29	173,000	177,691
4.80%, 02/01/49	84,000	97,519
EQM Midstream Partners, LP
4.13%, 12/01/26	108,000	100,262
Everest Acquisition, LLC
8.00%, 11/29/24 (a)	85,000	32,665
7.75%, 05/15/26 (a)	25,000	18,746
Extraction Oil & Gas, Inc.
7.38%, 05/15/24 (a)	75,000	50,848
Marathon Petroleum Corporation
3.80%, 04/01/28	30,000	31,219
MPLX LP
3.00%, (3M USD LIBOR + 0.90%), 09/09/21 (c)	500,000	503,094
4.00%, 03/15/28	137,000	142,808
5.20%, 12/01/47 (a)	44,000	48,053
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	23,000	24,605

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
Occidental Petroleum Corporation
3.44%, 08/13/21 (b)	750,000	754,310
3.50%, 08/15/29	148,000	150,017
4.30%, 08/15/39	19,000	19,507
4.40%, 08/15/49	21,000	21,706
Parsley Energy, LLC
5.38%, 01/15/25 (a)	166,000	168,493
Petroleos Mexicanos
6.50%, 01/23/29	85,000	86,370
Sabine Pass Liquefaction, LLC
5.63%, 03/01/25	88,000	98,810
4.20%, 03/15/28	230,000	243,746
SM Energy Company
1.50%, 07/01/21 (g)	25,000	22,639
Southwestern Energy Company
7.75%, 10/01/27	500,000	436,289
Summit Midstream Holdings, LLC
5.75%, 04/15/25	74,000	62,610
Summit Midstream Partners, LP
9.50%, (callable at 104 beginning 12/15/22) (d)	125,000	89,838
Transocean Pontus Limited
6.13%, 08/01/25 (a) (b)	17,800	18,066
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	49,000	51,406
Transocean Proteus Limited
6.25%, 12/01/24 (a)	204,750	209,381
Whiting Petroleum Corporation
1.25%, 04/01/20 (g)	13,000	12,722
		5,032,534
Communication Services 8.8%
AT&T Inc.
3.31%, (3M USD LIBOR + 1.18%), 06/12/24 (c)	450,000	458,235
5.25%, 03/01/37	80,000	94,181
CB Escrow Corp.
8.00%, 10/15/25 (a)	125,000	110,054
Charter Communications Operating, LLC
4.91%, 07/23/25	330,000	362,369
6.83%, 10/23/55	40,000	50,436
Comcast Corporation
4.60%, 10/15/38	102,000	122,238
4.95%, 10/15/58	64,000	81,737
Connect Midco II Limited
6.75%, 10/01/26 (a)	200,000	203,592
DISH DBS Corporation
7.75%, 07/01/26	66,000	67,244
Hughes Satellite Systems Corporation
5.25%, 08/01/26	83,000	88,914
Iheartcommunications, Inc.
6.38%, 05/01/26	14,918	16,155
8.38%, 05/01/27	27,038	29,202
5.25%, 08/15/27 (a)	25,000	26,099
Intelsat Jackson Holdings S.A.
8.50%, 10/15/24 (a)	63,000	63,546
9.75%, 07/15/25 (a)	64,000	67,084
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	30,000	31,431
Radiate HoldCo, LLC
6.63%, 02/15/25 (a)	33,000	33,244
Sirius XM Radio Inc.
5.50%, 07/01/29 (a)	46,000	49,100
Sprint Corporation
7.13%, 06/15/24	58,000	62,480
Sprint Spectrum Co LLC
3.36%, 09/20/21 (a)	100,000	100,675
TEGNA Inc.
5.00%, 09/15/29 (a)	64,000	64,787
Telesat Canada
8.88%, 11/15/24 (a)	77,000	82,597
6.50%, 10/15/27 (a)	85,000	86,509
TWDC Enterprise 18 Corp.
2.36%, (3M USD LIBOR + 0.25%), 09/01/21 (c)	500,000	500,505
Verizon Communications Inc.
4.02%, 12/03/29 (b)	1,510,000	1,680,979
Vodafone Group Public Limited Company
4.25%, 09/17/50	74,000	75,562
		4,608,955
Consumer Staples 6.2%
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	137,000	163,226
Anheuser-Busch InBev Worldwide Inc.
4.75%, 01/23/29	47,000	54,652
BAT Capital Corp.
2.77%, (3M USD LIBOR + 0.59%), 08/14/20 (c)	416,000	416,630
4.39%, 08/15/37	218,000	211,664
Conagra Brands, Inc.
3.03%, (3M USD LIBOR + 0.75%), 10/22/20 (b) (c)	500,000	500,120
JBS Investments II GmbH
7.00%, 01/15/26 (a)	200,000	216,042
JBS USA Finance, Inc.
6.75%, 02/15/28 (a)	100,000	110,736
JBS USA Food Company
5.88%, 07/15/24 (a)	15,000	15,447
6.50%, 04/15/29 (a)	74,000	82,111
Kraft Heinz Foods Company
2.75%, (3M USD LIBOR + 0.57%), 02/10/21 (c)	333,000	332,247
3.75%, 04/01/30 (a)	65,000	65,571
Mars, Incorporated
3.95%, 04/01/49 (a)	152,000	172,921
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (a)	100,000	74,931
Post Holdings, Inc.
5.63%, 01/15/28 (a)	82,000	86,902
Reynolds American Inc.
4.45%, 06/12/25	119,000	126,884
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	200,000	200,605
Spectrum Brands, Inc.
5.00%, 10/01/29 (a)	63,000	64,099
Walmart Inc.
2.85%, 07/08/24	250,000	259,684
2.95%, 09/24/49	56,000	56,340
		3,210,812
Health Care 5.4%
Actavis LLC
3.25%, 10/01/22	333,000	340,140
Bausch Health Companies Inc.
6.50%, 03/15/22 (a)	6,000	6,203
5.88%, 05/15/23 (a)	4,000	4,056
7.00%, 03/15/24 - 01/15/28 (a)	43,000	45,798
5.50%, 03/01/23 - 11/01/25 (a)	39,000	40,645
8.50%, 01/31/27 (a)	63,000	70,739
5.75%, 08/15/27 (a)	82,000	88,548
Becton, Dickinson and Company
2.98%, (3M USD LIBOR + 0.88%), 12/29/20 (b) (c)	300,000	300,012
Bristol-Myers Squibb Company
3.40%, 07/26/29 (a)	146,000	156,065
4.13%, 06/15/39 (a)	115,000	130,518
4.25%, 10/26/49 (a)	72,000	83,826
Centene Corporation
4.75%, 05/15/22	52,000	53,140
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	83,000	86,955
Cigna Holding Company
4.38%, 10/15/28	120,000	131,479
Community Health Systems, Inc.
8.63%, 01/15/24 (a)	50,000	51,807
8.00%, 03/15/26 (a)	125,000	124,870
CVS Health Corporation
3.25%, 08/15/29	85,000	85,481
4.78%, 03/25/38	62,000	68,457
5.05%, 03/25/48	109,000	124,064
Express Scripts Holding Company
3.40%, 03/01/27	50,000	51,602
HCA Inc.
4.13%, 06/15/29	126,000	132,367

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
5.13%, 06/15/39	53,000	57,913
Legacy Lifepoint Health, Inc.
9.75%, 12/01/26 (a)	200,000	214,260
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	164,000	150,032
Providence St. Joseph Health
2.53%, 10/01/29	62,000	61,898
Tenet Healthcare Corporation
4.63%, 07/15/24	51,000	52,422
WellCare Health Plans, Inc.
5.25%, 04/01/25	61,000	63,705
5.38%, 08/15/26 (a)	46,000	49,145
		2,826,147
Utilities 5.3%
Ameren Illinois Company
4.50%, 03/15/49	104,000	127,845
AVANGRID, Inc.
3.15%, 12/01/24	159,000	163,988
Basin Electric Power Cooperative
4.75%, 04/26/47 (a)	100,000	118,147
Commonwealth Edison Company
3.75%, 08/15/47	32,000	35,119
DPL Inc.
4.35%, 04/15/29 (a)	127,000	124,908
Electricite de France
4.50%, 09/21/28 (a) (b)	100,000	111,667
Exelon Corporation
5.10%, 06/15/45	112,000	138,420
FirstEnergy Corp.
3.90%, 07/15/27	112,000	119,349
Florida Power & Light Company
2.64%, (3M USD LIBOR + 0.40%), 05/06/22 (b) (c)	750,000	750,088
Nevada Power Company
3.70%, 05/01/29	159,000	174,240
Sempra Energy
2.80%, (3M USD LIBOR + 0.50%), 01/15/21 (c)	333,000	332,546
Southern California Edison Company
4.13%, 03/01/48	46,000	49,977
The AES Corporation
4.00%, 03/15/21	215,000	219,019
The Southern Company
2.95%, 07/01/23	135,000	137,706
Vistra Operations Company LLC
3.55%, 07/15/24 (a) (b)	168,000	170,288
		2,773,307
Materials 5.0%
Anglo American Capital PLC
4.88%, 05/14/25 (a)	121,000	131,450
4.75%, 04/10/27 (a)	200,000	215,755
Berry Global Escrow Corporation
4.88%, 07/15/26 (a) (b)	100,000	103,531
CF Industries, Inc.
4.50%, 12/01/26 (a)	362,000	394,184
Corning Incorporated
5.85%, 11/15/68	58,000	70,728
FMG Resources (August 2006) Pty Ltd
4.75%, 05/15/22 (a)	105,000	107,794
Freeport-McMoRan Inc.
4.55%, 11/14/24 (b)	146,000	149,781
5.00%, 09/01/27	47,000	46,816
5.40%, 11/14/34	60,000	57,544
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	153,000	134,651
LYB International Finance III, LLC
4.20%, 10/15/49	94,000	93,544
Martin Marietta Materials, Inc.
2.80%, (3M USD LIBOR + 0.65%), 05/22/20 (c)	333,000	332,176
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (a)	92,000	87,818
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	250,000	256,680
Olin Corporation
5.63%, 08/01/29	172,000	179,198
Reynolds Group Holdings Inc.
5.80%, (3M USD LIBOR + 3.50%), 07/15/21 (a) (c)	161,000	161,320
Trinseo Materials Operating S.C.A.
5.38%, 09/01/25 (a)	71,000	69,047
		2,592,017
Industrials 4.8%
Ashtead Capital, Inc.
5.25%, 08/01/26 (a)	124,000	131,731
Avolon Holdings Funding Limited
3.63%, 05/01/22 (a)	125,000	126,737
5.13%, 10/01/23 (a) (b)	175,000	185,886
5.25%, 05/15/24 (a)	342,000	366,798
Bombardier Inc.
5.75%, 03/15/22 (a)	34,000	34,582
7.50%, 03/15/25 (a)	65,000	64,975
7.88%, 04/15/27 (a)	75,000	74,591
Caterpillar Inc.
2.60%, 09/19/29	85,000	85,892
3.25%, 09/19/49	91,000	94,297
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (b) (d)	479,000	454,451
Hillenbrand, Inc.
4.50%, 09/15/26 (h)	95,000	95,495
Tempo Acquisition, LLC
6.75%, 06/01/25 (a)	56,000	57,703
United Technologies Corporation
1.90%, 05/04/20	333,000	332,656
Westinghouse Air Brake Technologies Corporation
3.42%, (3M USD LIBOR + 1.30%), 09/15/21 (c)	375,000	378,159
		2,483,953
Consumer Discretionary 2.6%
Adient US LLC
7.00%, 05/15/26 (a)	13,000	13,605
American Axle & Manufacturing, Inc.
6.50%, 04/01/27	105,000	100,019
Dollar Tree, Inc.
3.00%, (3M USD LIBOR + 0.70%), 04/17/20 (b) (c)	400,000	400,452
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	103,000	110,097
GLP Financing, LLC
5.75%, 06/01/28	14,000	15,915
KB Home
7.63%, 05/15/23	127,000	144,017
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28 (a)	35,000	35,364
Nemak, S.A.B. de C.V.
4.75%, 01/23/25 (a)	60,000	60,959
New Golden Nugget Inc.
6.75%, 10/15/24 (a)	72,000	72,979
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	125,000	129,048
Volkswagen Group of America, Inc.
4.63%, 11/13/25 (a)	150,000	165,311
Williams Scotsman International, Inc.
6.88%, 08/15/23 (a)	57,000	59,713
Wynn Resorts Finance, LLC
5.13%, 10/01/29 (a)	28,000	29,346
		1,336,825
Information Technology 1.9%
Broadcom Corporation
3.88%, 01/15/27	100,000	100,368
Broadcom Inc.
4.25%, 04/15/26 (a)	125,000	129,123
Intel Corporation
2.26%, (3M USD LIBOR + 0.08%), 05/11/20 (c)	250,000	250,115
Microsoft Corporation
3.95%, 08/08/56	50,000	59,153
NXP B.V.
4.13%, 06/01/21 (a)	200,000	205,169
Paypal Holdings, Inc.
2.40%, 10/01/24	115,000	115,555

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
Radiate HoldCo, LLC
6.88%, 02/15/23 (a)	85,000	87,553
ViaSat, Inc.
5.63%, 04/15/27 (a) (e)	33,000	34,815
		981,851
Real Estate 1.3%
Boston Properties Limited Partnership
2.75%, 10/01/26	36,000	36,337
4.50%, 12/01/28	80,000	90,811
2.90%, 03/15/30	65,000	64,612
Service Properties Trust
4.35%, 10/01/24	97,000	98,116
4.75%, 10/01/26	65,000	65,330
Simon Property Group, L.P.
2.45%, 09/13/29	315,000	308,499
		663,705
Total Corporate Bonds And Notes (cost $38,049,568)		39,304,404
SENIOR LOAN INTERESTS 17.7%
Consumer Discretionary 6.1%
1011778 B.C. Unlimited Liability Company
Term Loan B3, 4.29%, (3M LIBOR + 2.25%), 02/15/24 (c)	214,874	215,518
American Axle and Manufacturing, Inc.
Term Loan B, 4.27%, (3M LIBOR + 2.25%), 03/10/24 (c)	140,822	137,730
Term Loan B, 4.53%, (3M LIBOR + 2.25%), 03/10/24 (c)	35,012	34,243
Aramark Services, Inc.
2018 Term Loan B2, 4.08%, (3M LIBOR + 1.75%), 03/28/24 (c)	97,440	97,481
Term Loan, 3.79%, (3M LIBOR + 1.75%), 03/01/25 (c)	187,000	187,079
Caesars Entertainment Operating Company
Term Loan, 4.04%, (3M LIBOR + 2.00%), 04/03/24 (c)	184,485	184,359
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 4.79%, (3M LIBOR + 2.75%), 12/23/24 (c)	246,859	245,131
CityCenter Holdings, LLC
2017 Term Loan B, 4.36%, (1M LIBOR + 2.25%), 04/14/24 (c)	197,475	197,783
CSC Holdings, LLC
2017 1st Lien Term Loan, 4.28%, (3M LIBOR + 2.25%), 07/15/25 (c)	158,380	158,125
Eldorado Resorts LLC
2017 Term Loan B, 4.31%, (1M LIBOR + 2.25%), 03/15/24 (c)	44,665	44,573
2017 Term Loan B, 4.38%, (1M LIBOR + 2.25%), 03/15/24 (c)	34,115	34,045
Four Seasons Hotels Limited
New 1st Lien Term Loan, 4.11%, (3M LIBOR + 2.00%), 11/30/23 (c)	123,414	123,946
Golden Nugget, Inc.
2017 Incremental Term Loan B, 4.81%, (3M LIBOR + 2.75%), 09/07/23 (c)	83,829	83,681
2017 Incremental Term Loan B, 4.86%, (3M LIBOR + 2.75%), 10/04/23 (c)	104,452	104,267
Marriott Ownership Resorts, Inc.
2018 Term Loan B, 4.36%, (3M LIBOR + 2.25%), 08/09/25 (c)	345,390	346,830
Mohegan Tribal Gaming Authority
2016 Term Loan B, 6.04%, (3M LIBOR + 4.00%), 10/30/23 (c)	197,395	182,399
Numericable Group SA
USD Term Loan B11, 4.86%, (3M LIBOR + 2.75%), 07/31/25 (c)	296,212	288,528
PCI Gaming Authority
Term Loan, 5.04%, (3M LIBOR + 3.00%), 05/15/26 (c)	234,412	235,585
SIWF Holdings Inc.
1st Lien Term Loan, 6.40%, (3M LIBOR + 4.25%), 05/25/25 (c)	64,187	63,064
Univision Communications Inc.
Term Loan C5, 4.79%, (3M LIBOR + 2.75%), 03/15/24 (c)	222,518	216,074
		3,180,441
Communication Services 2.9%
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 5.23%, (3M LIBOR + 3.00%), 04/22/26 (c)	47,760	47,919
Ancestry.com Operations Inc.
2019 Extended Term Loan B, 6.30%, (3M LIBOR + 4.25%), 08/15/26 (c)	213,366	208,298
CenturyLink, Inc.
2017 Term Loan B, 4.79%, (3M LIBOR + 2.75%), 01/15/25 (c)	246,859	245,077
Diamond Sports Group, LLC
Term Loan, 5.30%, (3M LIBOR + 3.25%), 08/24/26 (c)	90,000	90,450
Entercom Media Corp.
2017 Term Loan B, 4.80%, (3M LIBOR + 2.75%), 11/18/24 (c)	49,120	49,132
Frontier Communications Corp.
2017 Term Loan B1, 5.87%, (3M LIBOR + 3.75%), 05/31/24 (c)	122,795	122,401
Iheartcommunications, Inc.
Exit Term Loan, 6.10%, (3M LIBOR + 4.00%), 05/04/26 (c)	51,457	51,761
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 0.00%, (3M LIBOR + 2.75%), 06/13/26 (c) (i)	200,000	200,812
2019 Term Loan B4, 4.81%, (3M LIBOR + 2.75%), 07/15/26 (c)	49,152	49,351
Sprint Communications, Inc.
1st Lien Term Loan B, 4.56%, (3M LIBOR + 2.50%), 02/01/24 (c)	148,101	146,945
Virgin Media Bristol LLC
USD Term Loan K, 4.53%, (3M LIBOR + 2.50%), 02/10/26 (c)	150,000	150,000
Windstream Services, LLC
Repriced Term Loan B6, 10.25%, (3M PRIME + 5.00%), 03/29/21 (c)	149,237	151,257
		1,513,403
Materials 1.8%
Berry Global, Inc.
USD Term Loan U, 4.55%, (3M LIBOR + 2.50%), 07/01/26 (c)	196,383	197,243
BWAY Holding Company
2017 Term Loan B, 5.59%, (3M LIBOR + 3.25%), 04/03/24 (c)	287,254	280,952
Hexion Inc
USD Exit Term Loan, 5.82%, (3M LIBOR + 3.50%), 06/27/26 (c)	197,038	196,299
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 6.29%, (3M LIBOR + 4.25%), 06/30/22 (c)	148,111	130,708
Messer Industries GmbH
2018 USD Term Loan, 4.60%, (3M LIBOR + 2.50%), 10/10/25 (c)	120,395	120,080
		925,282
Health Care 1.8%
Air Methods Corporation
2017 Term Loan B, 5.60%, (3M LIBOR + 3.50%), 04/12/24 (c)	89,456	72,303
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 5.61%, (3M LIBOR + 3.50%), 08/15/24 (c)	88,866	82,090
Change Healthcare Holdings LLC
2017 Term Loan B, 4.54%, (3M LIBOR + 2.50%), 02/02/24 - 02/03/24 (c)	130,829	130,141
Endo Luxembourg Finance Company I S.a r.l.
2017 Term Loan B, 6.30%, (3M LIBOR + 4.25%), 04/12/24 (c)	133,295	121,091
Phoenix Guarantor Inc
Term Loan B, 6.57%, (3M LIBOR + 4.50%), 02/12/26 (c)	166,667	166,840
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 6.55%, (3M LIBOR + 4.50%), 11/09/25 (c)	248,125	248,165

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
Surgery Center Holdings, Inc.
2017 Term Loan B, 5.37%, (3M LIBOR + 3.25%), 06/18/24 (c)	98,741	96,346
		916,976
Energy 1.5%
California Resources Corporation
2017 1st Lien Term Loan, 6.79%, (3M LIBOR + 4.75%), 11/08/22 (c)	125,000	110,729
Equitrans Midstream Corporation
Term Loan B, 6.61%, (3M LIBOR + 4.50%), 12/13/23 (c)	74,437	74,344
Lower Cadence Holdings LLC
Term Loan B, 6.05%, (3M LIBOR + 4.00%), 05/10/26 (c)	320,000	311,402
TEX Operations Co. LLC
Exit Term Loan B, 4.11%, (3M LIBOR + 2.00%), 08/04/23 (c)	192,551	193,113
Traverse Midstream Partners LLC
Term Loan, 6.26%, (3M LIBOR + 4.00%), 09/22/24 (c)	99,000	86,873
		776,461
Consumer Staples 1.0%
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 4.79%, (3M LIBOR + 2.75%), 01/26/24 (c)	115,898	116,200
Diamond (BC) B.V.
Term Loan, 5.26%, (1M LIBOR + 3.00%), 07/24/24 (c)	167,437	159,275
USD Term Loan, 5.26%, (1M LIBOR + 3.00%), 07/24/24 (c)	427	406
Dole Food Co. Inc.
2017 Term Loan B, 4.86%, (1M LIBOR + 2.75%), 03/22/24 (c)	24,291	23,953
2017 Term Loan B, 4.91%, (1M LIBOR + 2.75%), 03/22/24 (c)	47,824	47,158
2017 Term Loan B, 6.75%, (1M LIBOR + 2.75%), 03/22/24 (c)	481	474
JBS USA Lux S.A.
2019 Term Loan B, 4.55%, (3M LIBOR + 2.50%), 04/27/26 (c)	146,633	147,245
		494,711
Financials 0.6%
Level 3 Financing Inc.
2017 Term Loan B, 4.29%, (3M LIBOR + 2.25%), 02/16/24 (c)	250,000	250,365
UFC Holdings, LLC
2019 Term Loan, 5.30%, (3M LIBOR + 3.25%), 04/25/26 (c)	83,919	84,070
		334,435
Industrials 0.6%
Gardner Denver, Inc.
2017 USD Term Loan B, 4.86%, (1M LIBOR + 2.75%), 07/30/24 (c)	94,427	94,738
Tempo Acquisition LLC
Term Loan, 5.04%, (3M LIBOR + 3.00%), 04/20/24 (c)	227,096	227,759
		322,497
Information Technology 0.6%
Financial & Risk US Holdings, Inc.
2018 USD Term Loan, 5.79%, (3M LIBOR + 3.75%), 09/12/25 (c)	65,505	65,833
Radiate Holdco, LLC
1st Lien Term Loan, 5.04%, (3M LIBOR + 3.00%), 12/09/23 (c)	153,038	152,342
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 4.29%, (3M LIBOR + 2.25%), 02/27/25 (c)	39,595	39,694
SS&C Technologies Inc.
2018 Term Loan B3, 4.29%, (3M LIBOR + 2.25%), 02/27/25 (c)	59,944	60,094
		317,963
Utilities 0.5%
Calpine Corporation
Term Loan B5, 4.61%, (3M LIBOR + 2.50%), 05/23/22 (c)	197,423	197,802
Pacific Gas And Electric Company
DIP Term Loan, 4.32%, (3M LIBOR + 2.25%), 12/31/20 (c)	75,000	75,375
		273,177
Real Estate 0.3%
MGM Growth Properties Operating Partnership LP
2016 Term Loan B, 4.04%, (3M LIBOR + 2.00%), 04/20/23 (c)	148,082	148,308
Total Senior Loan Interests (cost $9,289,048)		9,203,654
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.8%
American Airlines, Inc.
Series 2013-B-2, 5.60%, 07/15/20 (a)	78,367	79,786
AmeriCredit Automobile Receivables Trust
Series 2018-A3-1, 3.07%, 01/19/21	750,000	755,597
Ascentium Equipment Receivables Trust
Series 2018-A2-1A, 2.92%, 12/10/20 (a)	21,628	21,663
Series 2017-A3-2A, 2.31%, 12/10/21 (a)	75,000	75,105
BCC Funding XIV, LLC
Series 2018-A2-1A, 2.96%, 06/20/23 (a)	56,275	56,563
BX Commercial Mortgage Trust
Series 2018-A-IND, 2.78%, (1M USD LIBOR + 0.75%), 10/15/20 (a) (b) (c)	588,959	588,590
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (a)	50,547	50,674
Chrysler Capital Auto Receivables Trust
Series 2016-A3-BA, 1.64%, 07/15/21 (a) (b)	32,357	32,350
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (a)	16,153	16,159
Citibank Credit Card Issuance Trust
Series 2017-A4-A4, 2.26%, (1M USD LIBOR + 0.22%), 04/07/20 (b) (c)	500,000	500,148
Dell Equipment Finance Trust
Series 2018-A2A-1, 2.97%, 10/22/20 (a)	46,215	46,302
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21 (a)	103,911	104,476
Series 2018-A-3A, 3.35%, 08/15/22 (a)	38,165	38,340
GM Financial Consumer Automobile Receivables Trust
Series 2019-A1-3, 2.27%, 01/16/20	413,866	413,966
GreatAmerica Financial Services Corporation
Series 2019-A2-1, 2.97%, 09/15/20 (a)	136,000	136,547
GS Mortgage Securities Corp Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/12/22 (a)	175,000	180,959
HPEFS Equipment Trust
Series 2019-A2-1A, 2.19%, 09/20/29 (a)	100,000	100,038
John Deere Owner Trust
Series 2019-A2-B, 2.28%, 04/15/21	396,000	396,940
Prestige Auto Receivables Trust
Series 2019-A2-1A, 2.44%, 12/15/20 (a)	309,000	309,410
Santander Retail Auto Lease Trust
Series 2018-A2B-A, REMIC, 2.31%, (1M USD LIBOR + 0.27%), 01/20/20 (a) (c)	86,224	86,224
Toyota Auto Receivables Owner Trust
Series 2018-A3-B, 2.96%, 07/15/21	1,000,000	1,011,079
United Auto Credit Securitization Trust
Series 2018-A-2, 2.89%, 03/10/21 (a)	3,109	3,109
Volvo Financial Equipment LLC
Series 2019-A2-1A, 2.90%, 10/15/20 (a)	110,000	110,449
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,102,588)		5,114,474
INVESTMENT COMPANIES 2.6%
Kayne Anderson MLP Investment Co.	2,582	37,336
SPDR Bloomberg Barclays High Yield Bond ETF (b)	12,000	1,304,879
Total Investment Companies (cost $1,329,960)		1,342,215
GOVERNMENT AND AGENCY OBLIGATIONS 0.6%
Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corporation
REMIC, 2.49%, (1M USD LIBOR + 0.32%), 02/25/20 (c)	257,000	257,021

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
U.S. Treasury Note 0.1%
Treasury, United States Department of
2.88%, 07/31/25	79,000	84,579
Total Government And Agency Obligations (cost $336,357)		341,600
COMMON STOCKS 0.1%
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (j)	6,438	16,224
iHeartMedia, Inc. (e) (f) (j)	250,000	—
iHeartMedia, Inc. - Class A (j)	310	4,650
		20,874
Energy 0.0%
Chaparral Energy, Inc. - Class A (j)	8,604	11,529
Total Common Stocks (cost $196,887)		32,403
WARRANTS 0.1%
iHeartMedia, Inc. (e) (j) (k)	2,328	29,682
Total Warrants (cost $42,970)		29,682
SHORT TERM INVESTMENTS 5.0%
Investment Companies 5.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.99% (l)	2,629,545	2,629,545
Total Short Term Investments (cost $2,629,545)		2,629,545
Total Investments 111.3% (cost $56,976,923)		57,997,977
Total Securities Sold Short (11.2)% (proceeds $5,307,058)		(5,826,211)
Other Derivative Instruments 0.0%		3,358
Other Assets and Liabilities, Net (0.1)%		(66,157)
Total Net Assets 100.0%		52,108,967

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $13,670,662 and 26.2% of the Fund.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs.

(g) Convertible security.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) This senior loan will settle after September 30, 2019. If a reference rate and spread is presented, it will go into effect upon settlement.

(j) Non-income producing security.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (11.2%)
CORPORATE BONDS AND NOTES (9.6%)
Financials (2.7%)
Bank of America Corporation
3.95%, 01/23/49	(1,250,000)	(1,407,602)
Communication Services (2.6%)
Verizon Communications Inc.
4.52%, 09/15/48	(1,123,000)	(1,330,551)
Real Estate (1.0%)
Simon Property Group, L.P.
3.30%, 01/15/26	(500,000)	(523,915)
Consumer Discretionary (1.0%)
Harley-Davidson, Inc.
3.50%, 07/28/25	(500,000)	(515,080)
Materials (1.0%)
International Paper Company
3.00%, 02/15/27	(500,000)	(510,281)
	Shares/Par[1]	Value ($)
Energy (0.7%)
Southwestern Energy Company
6.20%, 01/23/25 (a)	(432,000)	(384,021)
Information Technology (0.6%)
Intel Corporation
4.10%, 05/11/47	(275,000)	(324,136)
Total Corporate Bonds And Notes (proceeds $4,483,031)		(4,995,586)
GOVERNMENT AND AGENCY OBLIGATIONS (1.6%)
Sovereign (1.6%)
El Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	(750,000)	(830,625)
Total Government And Agency Obligations (proceeds $824,027)		(830,625)
Total Securities Sold Short (11.2%) (proceeds $5,307,058)		(5,826,211)

(a) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2019.

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
PPM Long Short Credit Fund
PG&E Corp – DIP Delayed Draw Term Loan	24,875	250
	24,875	250

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

PPM Long Short Credit Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Note	(32)	December 2019	(4,217,296)	2,500	47,296
United States 10 Year Ultra Bond	(20)	December 2019	(2,897,252)	625	49,127
United States 2 Year Note	(16)	January 2020	(3,458,570)	500	10,570
United States 5 Year Note	(55)	January 2020	(6,603,872)	2,578	50,708
United States Long Bond	(9)	December 2019	(1,486,521)	281	25,709
United States Ultra Bond	(5)	December 2019	(998,809)	(345)	39,277
				6,139	222,687

PPM Long Short Credit Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[6] (%)	Expiration	Notional[1,5]	Value[4] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.IG.33 (Q)	1.00	12/20/24	3,750,000	(73,772)	(2,781)	1,317

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
PPM Large Cap Value Fund
COMMON STOCKS 99.5%
Financials 24.0%
Bank of America Corporation	5,700	166,269
Citigroup Inc.	2,300	158,884
Huntington Bancshares Inc.	10,500	149,835
JPMorgan Chase & Co.	1,450	170,650
Lincoln National Corp.	2,500	150,800
Morgan Stanley	3,500	149,345
PNC Financial Services Group Inc.	700	98,112
Synovus Financial Corp.	3,800	135,888
The Allstate Corporation	1,400	152,152
The Goldman Sachs Group, Inc.	700	145,061
The Hartford Financial Services Group, Inc.	3,000	181,830
Wells Fargo & Co.	2,400	121,056
		1,779,882
Health Care 15.0%
AbbVie Inc.	2,300	174,156
Cigna Holding Company	1,200	182,148
CVS Health Corporation	2,300	145,061
Gilead Sciences Inc.	2,900	183,802
McKesson Corporation	1,100	150,326
Merck & Co., Inc.	1,200	101,016
Pfizer Inc.	5,000	179,650
		1,116,159
Information Technology 13.8%
Ads Alliance Data Systems Inc.	750	96,098
Apple Inc.	850	190,374
Avnet, Inc.	2,800	124,558
Cisco Systems, Inc.	2,600	128,466
Intel Corp.	1,600	82,448
International Business Machines Corp.	500	72,710
Leidos Holdings Inc.	1,700	145,996
Microsoft Corp.	800	111,224
Nuance Communications, Inc. (a)	4,400	71,764
		1,023,638
Consumer Discretionary 8.7%
Best Buy Co., Inc.	1,000	68,990
Foot Locker Inc.	2,700	116,532
General Motors Company	4,700	176,156
Newell Brands Inc.	6,700	125,424
Royal Caribbean Cruises Ltd.	1,450	157,078
		644,180
Industrials 8.6%
Caterpillar Inc.	1,200	151,572
Delta Air Lines Inc.	2,700	155,520
Spirit Aerosystems Holdings Inc. - Class A	1,800	148,032
Terex Corp.	2,900	75,313
Textron Inc.	2,200	107,712
		638,149
Energy 8.2%
Apache Corporation	5,700	145,920
Chevron Corp.	1,500	177,900
Exxon Mobil Corporation	1,500	105,915
Halliburton Co.	5,500	103,675
National Oilwell Varco Inc.	3,500	74,200
		607,610
Communication Services 7.1%
AT&T Inc.	5,000	189,200
Comcast Corporation - Class A	4,000	180,320
Viacom Inc. - Class B	6,500	156,195
		525,715
Consumer Staples 6.0%
Altria Group, Inc.	3,000	122,700
Archer-Daniels-Midland Company	3,700	151,959
Campbell Soup Co.	2,000	93,840
The Kroger Co.	3,100	79,918
		448,417
Utilities 4.3%
The AES Corporation	8,300	135,622
Vistra Energy Corp.	7,000	187,110
		322,732
Materials 2.9%
Berry Global Group, Inc. (a)	2,700	106,029
Nucor Corp.	2,100	106,911
		212,940
Real Estate 0.9%
Simon Property Group Inc.	450	70,043
Total Common Stocks (cost $7,616,746)		7,389,465
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.99% (b)	71,345	71,345
Total Short Term Investments (cost $71,345)		71,345
Total Investments 100.4% (cost $7,688,091)		7,460,810
Other Assets and Liabilities, Net (0.4)%		(32,127)
Total Net Assets 100.0%		7,428,683

(a) Non-income producing security.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
PPM Mid Cap Value Fund
COMMON STOCKS 99.2%
Financials 23.7%
American Financial Group, Inc.	1,300	140,205
Home Bancshares Inc.	4,600	86,457
Huntington Bancshares Inc.	10,000	142,700
Janus Henderson Group PLC	6,500	145,990
Lincoln National Corp.	1,300	78,416
Reinsurance Group of America Inc.	900	143,892
Sterling Bancorp	2,700	54,162
Synovus Financial Corp.	3,600	128,736
TCF Financial Corporation	3,353	127,649
The Allstate Corporation	1,000	108,680
The Hartford Financial Services Group, Inc.	2,200	133,342
		1,290,229
Industrials 13.0%
Delta Air Lines Inc.	2,000	115,200
Kennametal Inc.	4,400	135,256
MasTec Inc. (a)	900	58,437
Spirit Aerosystems Holdings Inc. - Class A	1,600	131,584
Terex Corp.	5,000	129,850
Textron Inc.	2,800	137,088
		707,415
Information Technology 12.0%
Avnet, Inc.	1,900	84,521
Belden Inc.	2,100	112,014
CACI International Inc. - Class A (a)	300	69,378
Leidos Holdings Inc.	900	77,292
Nuance Communications, Inc. (a)	3,400	55,454
Semtech Corp. (a)	2,000	97,220
Teradata Corporation (a)	1,500	46,500
Teradyne Inc.	1,000	57,910
Western Digital Corp.	900	53,676
		653,965
Consumer Discretionary 10.7%
Best Buy Co., Inc.	1,000	68,990
Foot Locker Inc.	2,000	86,320
Helen of Troy Ltd (a)	700	110,362
Newell Brands Inc.	5,800	108,576
Penske Automotive Group, Inc.	1,700	80,376
Royal Caribbean Cruises Ltd.	1,175	127,288
		581,912
Materials 8.6%
Allegheny Technologies Incorporated (a)	2,100	42,525
Berry Global Group, Inc. (a)	1,800	70,686
Huntsman Corp.	4,200	97,692
Nucor Corp.	900	45,819
Reliance Steel & Aluminum Co.	1,300	129,558
Steel Dynamics Inc.	2,800	83,440
		469,720
Utilities 6.9%
PNM Resources, Inc.	2,400	124,992
The AES Corporation	6,600	107,844
Vistra Energy Corp.	5,300	141,669
		374,505
Health Care 6.4%
Cigna Holding Company	600	91,074
Magellan Health Services Inc. (a)	1,400	86,940
McKesson Corporation	850	116,161
Mednax, Inc. (a)	2,400	54,288
		348,463
Consumer Staples 6.1%
Campbell Soup Co.	2,500	117,300
Ingredion Inc.	1,600	130,784
The Kroger Co.	3,200	82,496
		330,580
Energy 5.5%
Apache Corporation	1,600	40,960
National Oilwell Varco Inc.	2,700	57,240
Patterson-UTI Energy Inc.	4,800	41,040
PBF Energy Inc. - Class A	5,800	157,702
		296,942
Communication Services 3.8%
Meredith Corporation	2,300	84,318
Viacom Inc. - Class B	5,000	120,150
		204,468
Real Estate 2.5%
Regency Centers Corp.	2,000	138,980
Total Common Stocks (cost $5,617,395)		5,397,179
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.99% (b)	41,193	41,193
Total Short Term Investments (cost $41,193)		41,193
Total Investments 99.9% (cost $5,658,588)		5,438,372
Other Assets and Liabilities, Net 0.1%		3,618
Total Net Assets 100.0%		5,441,990

(a) Non-income producing security.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	Shares/Par[1]	Value ($)
PPM Small Cap Value Fund
COMMON STOCKS 97.0%
Financials 20.0%
Axos Financial, Inc. (a)	9,200	254,380
Banc of California, Inc.	14,100	199,374
Cadence Bancorporation - Class A	10,700	187,678
Home Bancshares Inc.	11,700	219,902
Independent Bank Corp.	3,300	246,345
Janus Henderson Group PLC	9,000	202,140
Renasant Corporation	7,000	245,070
Sterling Bancorp	9,800	196,588
TCF Financial Corporation	5,944	226,288
		1,977,765
Industrials 17.0%
Aerojet Rocketdyne Holdings, Inc. (a)	3,300	166,683
Apogee Enterprises, Inc.	5,400	210,546
GATX Corp.	3,100	240,343
Kennametal Inc.	7,600	233,624
SkyWest Inc.	4,100	235,340
Steelcase Inc. - Class A	6,100	112,240
Terex Corp.	9,300	241,521
Triumph Group Inc. (b)	10,700	244,816
		1,685,113
Information Technology 16.5%
Belden Inc.	4,900	261,366
Benchmark Electronics, Inc.	3,900	113,334
CACI International Inc. - Class A (a)	1,150	265,949
CSG Systems International, Inc.	3,200	165,376
Photronics Inc. (a)	11,900	129,472
Semtech Corp. (a)	4,000	194,440
SYNNEX Corporation	1,700	191,930
Teradata Corporation (a)	2,700	83,700
Teradyne Inc.	1,900	110,029
Verint Systems Inc. (a)	2,700	115,506
		1,631,102
Consumer Discretionary 12.8%
American Axle & Manufacturing Holdings, Inc. (a)	29,500	242,490
Helen of Troy Ltd (a)	1,800	283,788
Party City Holdco Inc. (a) (b)	27,000	154,170
Penske Automotive Group, Inc.	5,500	260,040
Skechers U.S.A. Inc. - Class A (a)	6,800	253,980
Tupperware Brands Corp.	4,400	69,828
		1,264,296
Energy 6.8%
Diamond Offshore Drilling, Inc. (a)	11,500	63,940
Helix Energy Solutions Group, Inc. (a)	24,600	198,276
Patterson-UTI Energy Inc.	18,000	153,900
PBF Energy Inc. - Class A	9,500	258,305
		674,421
Health Care 6.5%
Integer Holdings Corporation (a)	2,500	188,900
Magellan Health Services Inc. (a)	3,800	235,980
Mednax, Inc. (a)	6,500	147,030
Owens & Minor Inc.	12,600	73,206
		645,116
Materials 5.5%
Allegheny Technologies Incorporated (a)	10,500	212,625
Olin Corp.	11,000	205,920
Reliance Steel & Aluminum Co.	1,300	129,558
		548,103
Real Estate 3.6%
DiamondRock Hospitality Co.	12,000	123,000
Kite Realty Naperville, LLC	14,200	229,330
		352,330
Consumer Staples 3.3%
Cott Corporation (c)	18,900	235,683
Ingredion Inc.	1,100	89,914
		325,597
Utilities 2.6%
PNM Resources, Inc.	4,900	255,192
Communication Services 2.4%
Meredith Corporation	6,500	238,290
Total Common Stocks (cost $10,624,091)		9,597,325
SHORT TERM INVESTMENTS 1.7%
Securities Lending Collateral 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.07% (d)	115,992	115,992
Investment Companies 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.99% (d)	54,540	54,540
Total Short Term Investments (cost $170,532)		170,532
Total Investments 98.7% (cost $10,794,623)		9,767,857
Other Assets and Liabilities, Net 1.3%		130,485
Total Net Assets 100.0%		9,898,342

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of September 30, 2019.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

Abbreviations and additional footnotes are defined on page 32

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

Currency Abbreviations:

USD - United States Dollar

Abbreviations:

CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade
DIP - Debtor-in-Possession
ETF - Exchange Traded Fund
LIBOR - London Interbank Offered Rate
PRIME - Wall Street Journal Prime Rate
REMIC - Real Estate Mortgage Investment Conduit
U.S. or US - United States

1Par and notional amounts are listed in USD unless otherwise noted. Options are quoted in number of contracts or notional. Futures are quoted in contracts.

2For Funds with derivatives that received or paid periodic payments, the frequency of periodic payments are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

3If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

4The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

5The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

6If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

Securities Lending and Securities Lending Collateral. All Funds are approved to participate in agency based securities lending with State Street Bank and Trust Company (“State Street” or “Custodian”). Per the securities lending agreements, State Street is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: US equities – 102%; US corporate fixed income – 102%; US government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral requirements are evaluated at the close of each business day; any additional collateral required is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. State Street has agreed to indemnify the Funds in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Funds bear the market risk with respect to the collateral investment and securities loaned. The Funds also bear the risk that State Street may default on its obligations to the Funds. Non-cash collateral may include US government securities; US government agencies’ debt securities; and US government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Funds receive lending fees negotiated with the borrower. State Street has agreed to indemnify the Funds with respect to the market risk related to the non-cash collateral investments.

The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust, which is an open-end management company registered under the 1940 Act. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio.

Security Valuation. Under the Trust’s valuation policy and procedures, the Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and certain members of JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available or are determined to be not reflective of market value. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified of the fair valuation.

The net asset value ("NAV") of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of US securities markets. Securities are fair valued based on observable and unobservable inputs, including the Administrator's or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Administrator may utilize pricing services or other sources in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Administrator's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Administrator regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2019, by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
PPM Core Plus Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	26,514,209	—	26,514,209
Corporate Bonds And Notes	—	21,827,502	142,981	21,970,483
Non-U.S. Government Agency Asset-Backed Securities	—	6,219,523	—	6,219,523
Senior Loan Interests[2]	—	909,089	—	909,089
Short Term Investments	3,986,408	—	—	3,986,408
	3,986,408	55,470,323	142,981	59,599,712
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	24,744	—	—	24,744
Centrally Cleared Credit Default Swap Agreements	—	176	—	176
	24,744	176	—	24,920
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(97,798)	—	—	(97,798)
	(97,798)	—	—	(97,798)
PPM Floating Rate Income Fund
Assets - Securities
Senior Loan Interests[2]	—	45,419,026	832,242	46,251,268
Investment Companies	1,991,489	—	—	1,991,489
Corporate Bonds And Notes	—	1,575,705	—	1,575,705
Warrants	—	8,963	—	8,963
Common Stocks	6,135	—	—	6,135
Short Term Investments	5,416,555	—	—	5,416,555
	7,414,179	47,003,694	832,242	55,250,115
Liabilities - Securities
Senior Loan Interests[2]	—	(305)	—	(305)
	—	(305)	—	(305)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	6,586	—	—	6,586
	6,586	—	—	6,586

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
PPM High Yield Core Fund
Assets - Securities
Corporate Bonds And Notes	—	47,901,321	133,823	48,035,144
Senior Loan Interests	—	2,539,218	—	2,539,218
Investment Companies	1,408,148	—	—	1,408,148
Common Stocks	161,308	—	—	161,308
Warrants	—	36,937	—	36,937
Short Term Investments	4,781,627	—	—	4,781,627
	6,351,083	50,477,476	133,823	56,962,382
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	22,438	—	—	22,438
	22,438	—	—	22,438
PPM Long Short Credit Fund
Assets - Securities
Corporate Bonds And Notes	—	39,161,423	142,981	39,304,404
Senior Loan Interests[2]	—	9,203,904	—	9,203,904
Non-U.S. Government Agency Asset-Backed Securities	—	5,114,474	—	5,114,474
Investment Companies	1,342,215	—	—	1,342,215
Government And Agency Obligations	—	341,600	—	341,600
Common Stocks	32,403	—	—	32,403
Warrants	—	29,682	—	29,682
Short Term Investments	2,629,545	—	—	2,629,545
	4,004,163	53,851,083	142,981	57,998,227
Liabilities - Securities
Corporate Bonds And Notes	—	(4,995,586)	—	(4,995,586)
Government And Agency Obligations	—	(830,625)	—	(830,625)
	—	(5,826,211)	—	(5,826,211)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	222,687	—	—	222,687
Centrally Cleared Credit Default Swap Agreements	—	1,317	—	1,317
	222,687	1,317	—	224,004
PPM Large Cap Value Fund
Assets - Securities
Common Stocks	7,389,465	—	—	7,389,465
Short Term Investments	71,345	—	—	71,345
	7,460,810	—	—	7,460,810
PPM Mid Cap Value Fund
Assets - Securities
Common Stocks	5,397,179	—	—	5,397,179
Short Term Investments	41,193	—	—	41,193
	5,438,372	—	—	5,438,372
PPM Small Cap Value Fund
Assets - Securities
Common Stocks	9,597,325	—	—	9,597,325
Short Term Investments	170,532	—	—	170,532
	9,767,857	—	—	9,767,857

1 Derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

2  Unfunded commitments are not reflected in the Schedules of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments in the Schedules of Investments.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at September 30, 2019.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PPM Funds

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 26, 2019

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 26, 2019

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.